UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	1/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Small-Cap Value Fund
Class A:
TSVAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class A	$61	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	A
NASDAQ	TSVAX
CUSIP	875921785
MF232E2A

PGIM Quant Solutions Small-Cap Value Fund
Class C:
TRACX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class C	$175	3.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	C
NASDAQ	TRACX
CUSIP	875921710
MF232E2C

PGIM Quant Solutions Small-Cap Value Fund
Class R:
TSVRX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R	$72	1.28%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/
2026
?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R
NASDAQ	TSVRX
CUSIP	875921843
MF232E2R

PGIM Quant Solutions Small-Cap Value Fund
Class Z:
TASVX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class Z	$44	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	Z
NASDAQ	TASVX
CUSIP	875921306
MF232E2Z

PGIM Quant Solutions Small-Cap Value Fund
Class R2:
PSVDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Quant Solutions Small-Cap Value
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R2	$64	1.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PSVDX
CUSIP	875921611
MF232E2R2

PGIM Quant Solutions Small-Cap Value Fund
Class R4:
PSVKX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Quant Solutions Small-Cap Value
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R4	$50	0.89%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PSVKX
CUSIP	875921595
MF232E2R4

PGIM Quant Solutions Small-Cap Value Fund
Class R6:
TSVQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Small-Cap Value
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R6	$39	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%
MF232E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R6
NASDAQ	TSVQX
CUSIP	875921777
MF232E2R6

PGIM Core Bond Fund
Class A:
TPCAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$33	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%
MF226E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	A
NASDAQ	TPCAX
CUSIP	875921769
MF226E2A

PGIM Core Bond Fund
Class C:
TPCCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder
report
contains important information about the Class C shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$74	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%
MF226E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	C
NASDAQ	TPCCX
CUSIP	875921751
MF226E2C

PGIM Core Bond Fund
Class R:
TPCRX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$49	0.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%
MF226E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding
.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R
NASDAQ	TPCRX
CUSIP	875921736
MF226E2R

PGIM Core Bond Fund
Class Z:
TAIBX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$17	0.33%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%
MF226E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	Z
NASDAQ	TAIBX
CUSIP	875921801
MF226E2Z

PGIM Core Bond Fund
Class R6:
TPCQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$16	0.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%
MF226E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R6
NASDAQ	TPCQX
CUSIP	875921744
MF226E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

THE TARGET PORTFOLIO TRUST

PGIM Quant Solutions Small-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Small-Cap Value Fund	1
Notes to Financial Statements	26

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.6%

Aerospace & Defense 1.0%

AAR Corp.*	5,400	$571,914

AerSale Corp.*	74,700	559,503

ATI, Inc.*	3,400	409,020

V2X, Inc.*	35,700	2,457,231

		3,997,668

Automobile Components 1.0%

American Axle & Manufacturing Holdings, Inc.*	86,100	686,217

Cooper-Standard Holdings, Inc.*	11,700	367,029

Dana, Inc.	24,300	702,270

Garrett Motion, Inc. (Switzerland)	78,700	1,419,748

Phinia, Inc.	3,900	277,563

Visteon Corp.	7,300	663,278

		4,116,105

Automobiles 0.2%

Winnebago Industries, Inc.	14,600	670,286

Banks 15.4%

1st Source Corp.	13,800	929,154

Amalgamated Financial Corp.	21,400	831,176

Axos Financial, Inc.*	34,300	3,395,357

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	51,200	2,652,160

Bank7 Corp.	1,100	48,884

BankUnited, Inc.	2,300	109,181

Bankwell Financial Group, Inc.	3,900	187,941

BayCom Corp.	3,800	110,884

Business First Bancshares, Inc.	46,100	1,298,637

Byline Bancorp, Inc.	13,200	421,476

California BanCorp	80,300	1,444,597

Carter Bankshares, Inc.*	4,200	89,922

Cathay General Bancorp	47,400	2,425,932

CF Bankshares, Inc.	8,700	253,257

Citizens Community Bancorp, Inc.	12,500	226,750

Civista Bancshares, Inc.	57,300	1,382,649

Colony Bankcorp, Inc.	6,500	126,490

Commercial Bancgroup, Inc.*	2,000	52,680

Community Trust Bancorp, Inc.	11,066	682,772

Eagle Bancorp Montana, Inc.	16,400	356,044

Enterprise Financial Services Corp.	25,000	1,433,750

Farmers National Banc Corp.	35,900	465,982

First BanCorp. (Puerto Rico)	22,400	495,488

First Bank	11,700	195,156

First Business Financial Services, Inc.	6,000	343,920

First Financial Bancorp	79,651	2,289,170

First Financial Corp.	25,359	1,652,392

First Mid Bancshares, Inc.	28,200	1,187,220

First United Corp.	6,100	233,813

FS Bancorp, Inc.	2,400	100,752

Fulton Financial Corp.	122,900	2,537,885

Hancock Whitney Corp.	2,400	165,120

Hanmi Financial Corp.	86,778	2,305,692

HBT Financial, Inc.	8,300	223,934

Home Bancorp, Inc.	900	53,721

Investar Holding Corp.	15,900	452,355

Mercantile Bank Corp.	4,400	228,712

Meridian Corp.	45,200	855,636

Metropolitan Bank Holding Corp.	10,800	1,000,080

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Northeast Community Bancorp, Inc.	48,800	$1,151,680
Northpointe Bancshares, Inc.	46,900	808,556
Northrim BanCorp, Inc.	38,800	914,128
OFG Bancorp (Puerto Rico)	48,200	1,942,460
OP Bancorp	51,000	712,980
Orrstown Financial Services, Inc.	1,200	43,224
Parke Bancorp, Inc.	43,200	1,179,792
PCB Bancorp	12,100	271,524
Peoples Bancorp, Inc.	60,300	1,960,956
Preferred Bank	19,100	1,638,207
Provident Financial Services, Inc.	108,100	2,393,334
RBB Bancorp	15,100	313,174
S&T Bancorp, Inc.	26,463	1,128,382
Shore Bancshares, Inc.	123,300	2,339,001
Sierra Bancorp	2,000	70,820
Southern Missouri Bancorp, Inc.	800	50,056
Southside Bancshares, Inc.	15,000	482,850
Third Coast Bancshares, Inc.*(a)	57,900	2,348,424
TriCo Bancshares	8,300	413,506
TrustCo Bank Corp.	2,400	104,160
Trustmark Corp.	37,400	1,590,248
UMB Financial Corp.	1,500	190,710
Unity Bancorp, Inc.	6,700	361,532
Univest Financial Corp.	65,300	2,164,042
Valley National Bancorp	78,800	981,848
WSFS Financial Corp.	36,100	2,336,753

		61,139,068

Biotechnology 5.1%
ACADIA Pharmaceuticals, Inc.*	35,800	899,654
Agios Pharmaceuticals, Inc.*	14,600	400,624
Alkermes PLC*	40,300	1,365,767
Aurinia Pharmaceuticals, Inc. (Canada)*	67,300	977,869
CareDx, Inc.*	20,200	415,110
Celcuity, Inc.*	2,500	273,550
Cogent Biosciences, Inc.*	23,200	833,112
CRISPR Therapeutics AG (Switzerland)*	12,500	624,500
Cytokinetics, Inc.*	18,300	1,156,377
Denali Therapeutics, Inc.*	3,700	80,438
Design Therapeutics, Inc.*	41,100	419,631
Emergent BioSolutions, Inc.*	60,200	682,668
Enanta Pharmaceuticals, Inc.*	33,700	434,730
Erasca, Inc.*	5,800	60,958
Exelixis, Inc.*	21,600	893,376
GRAIL, Inc.*	8,000	782,560
Ideaya Biosciences, Inc.*	4,000	128,760
Ironwood Pharmaceuticals, Inc.*	123,800	605,382
MiMedx Group, Inc.*	38,900	198,779
Mineralys Therapeutics, Inc.*	6,300	194,607
Monte Rosa Therapeutics, Inc.*	23,500	482,220
Olema Pharmaceuticals, Inc.*	15,900	408,948
Praxis Precision Medicines, Inc.*	5,200	1,632,800
PTC Therapeutics, Inc.*	16,900	1,276,457
Puma Biotechnology, Inc.*	164,900	1,068,552
Rigel Pharmaceuticals, Inc.*	13,700	477,582
Travere Therapeutics, Inc.*	18,100	562,729
United Therapeutics Corp.*	1,900	892,031
Vaxcyte, Inc.*	19,300	1,033,901

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Veracyte, Inc.*	17,000	$647,360
Zymeworks, Inc.*	14,200	319,926

		20,230,958

Broadline Retail 0.5%
Kohl’s Corp.	109,200	1,907,724

Building Products 0.5%
Janus International Group, Inc.*	71,300	489,118
Masterbrand, Inc.*	90,300	1,094,436
UFP Industries, Inc.	2,600	268,528

		1,852,082

Capital Markets 0.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	39,900	1,776,348
Virtus Investment Partners, Inc.	1,700	277,525

		2,053,873

Chemicals 1.2%
Avient Corp.	78,000	2,819,700
Core Molding Technologies, Inc.*	26,100	509,472
Mativ Holdings, Inc.	71,400	860,370
NewMarket Corp.	420	281,732
Perimeter Solutions, Inc.*	13,400	350,410

		4,821,684

Commercial Services & Supplies 2.6%
Cimpress PLC (Ireland)*	25,800	2,040,522
Deluxe Corp.	113,300	2,991,120
Healthcare Services Group, Inc.*	54,900	1,033,218
HNI Corp.	10,400	497,016
Interface, Inc.	93,500	2,942,445
MillerKnoll, Inc.	2,100	42,168
OPENLANE, Inc.*	9,900	297,396
Pitney Bowes, Inc.	55,500	578,865

		10,422,750

Communications Equipment 1.4%
Digi International, Inc.*	21,500	926,005
NetScout Systems, Inc.*	82,500	2,294,325
Viasat, Inc.*	24,900	1,124,733
Vistance Networks, Inc.*	75,000	1,350,000

		5,695,063

Construction & Engineering 2.5%
Arcosa, Inc.	8,500	972,995
Concrete Pumping Holdings, Inc.*	16,800	97,104
Fluor Corp.*	40,500	1,870,695
NWPX Infrastructure, Inc.*	33,200	2,239,340
Primoris Services Corp.	7,700	1,141,525
Tutor Perini Corp.	34,200	2,698,038
Valmont Industries, Inc.	2,000	891,120

		9,910,817

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance 1.8%
Atlanticus Holdings Corp.*	7,400	$382,062
Bread Financial Holdings, Inc.	48,500	3,518,190
LendingClub Corp.*	23,200	392,312
Oportun Financial Corp.*	64,000	346,880
PROG Holdings, Inc.	68,800	2,231,872
Regional Management Corp.	3,000	111,150

		6,982,466

Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	5,800	359,542
United Natural Foods, Inc.*	28,100	1,046,163
Village Super Market, Inc. (Class A Stock)	40,400	1,440,664

		2,846,369

Containers & Packaging 0.7%
Ardagh Metal Packaging SA	32,900	144,431
Greif, Inc. (Class A Stock)	32,400	2,288,088
Myers Industries, Inc.	15,000	310,050

		2,742,569

Distributors 0.4%
GigaCloud Technology, Inc. (Class A Stock)*	37,300	1,489,389

Diversified Consumer Services 1.4%
European Wax Center, Inc. (Class A Stock)*	138,200	543,126
Graham Holdings Co. (Class B Stock)	1,880	2,193,264
Laureate Education, Inc.*	39,900	1,368,570
Perdoceo Education Corp.	37,500	1,201,125
Phoenix Education Partners, Inc.	6,000	183,060

		5,489,145

Diversified REITs 0.8%
American Assets Trust, Inc.	110,100	1,988,406
Broadstone Net Lease, Inc.	55,900	1,034,709

		3,023,115

Diversified Telecommunication Services 0.1%
IDT Corp. (Class B Stock)	5,300	257,739

Electric Utilities 1.7%
Oklo, Inc.*	11,700	931,554
Otter Tail Corp.	27,300	2,434,068
Portland General Electric Co.	64,700	3,251,175

		6,616,797

Electrical Equipment 2.6%
Allient, Inc.	12,500	762,625
Array Technologies, Inc.*	32,800	371,460
Atkore, Inc.	13,400	930,630
EnerSys	23,600	4,252,484
Nextpower, Inc. (Class A Stock)*	2,400	281,016
Power Solutions International, Inc.*	6,600	472,956
Preformed Line Products Co.	6,900	1,731,486
Sensata Technologies Holding PLC	10,000	345,900
Shoals Technologies Group, Inc. (Class A Stock)*	78,500	741,040

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
Sunrun, Inc.*	17,200	$326,800
Thermon Group Holdings, Inc.*	5,900	266,975

		10,483,372

Electronic Equipment, Instruments & Components 3.1%
Benchmark Electronics, Inc.	15,900	829,026
CTS Corp.	5,300	272,473
Daktronics, Inc.*	47,400	1,097,310
ePlus, Inc.	8,200	703,642
Jabil, Inc.	1,300	308,347
Kimball Electronics, Inc.*	74,400	2,247,624
Sanmina Corp.*	15,500	2,196,040
ScanSource, Inc.*	50,400	2,166,696
TTM Technologies, Inc.*	27,000	2,651,400

		12,472,558

Energy Equipment & Services 2.3%
Bristow Group, Inc.*	42,500	1,868,300
Expro Group Holdings NV*	13,300	212,933
Nabors Industries Ltd.*	5,300	354,252
National Energy Services Reunited Corp.*	12,500	246,000
Natural Gas Services Group, Inc.	3,000	103,920
Oceaneering International, Inc.*	32,900	990,290
Oil States International, Inc.*	120,100	1,017,247
Patterson-UTI Energy, Inc.	300,700	2,264,271
ProPetro Holding Corp.*	47,600	546,924
Ranger Energy Services, Inc. (Class A Stock)	90,800	1,400,136
Transocean Ltd.*	17,100	84,987
Valaris Ltd.*	2,600	150,098

		9,239,358

Entertainment 0.0%
Playtika Holding Corp.	11,500	41,630

Financial Services 2.1%
Enact Holdings, Inc.	40,800	1,622,616
EVERTEC, Inc. (Puerto Rico)	4,900	147,049
Jackson Financial, Inc. (Class A Stock)	28,900	3,436,788
NMI Holdings, Inc.*	8,300	321,376
Pagseguro Digital Ltd. (Brazil) (Class A Stock)	15,600	175,500
Radian Group, Inc.	83,466	2,746,032

		8,449,361

Food Products 0.5%
Fresh Del Monte Produce, Inc.	37,000	1,467,420
Seneca Foods Corp. (Class A Stock)*	5,700	680,181

		2,147,601

Gas Utilities 1.1%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	7,100	339,735
National Fuel Gas Co.	11,800	988,250
Southwest Gas Holdings, Inc.	29,000	2,401,780
Spire, Inc.	8,300	701,267

		4,431,032

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 5

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.9%
CONMED Corp.	4,200	$161,238
Embecta Corp.	137,500	1,458,875
LivaNova PLC*	13,600	893,656
Tactile Systems Technology, Inc.*	32,500	937,950

		3,451,719

Health Care Providers & Services 2.4%
AdaptHealth Corp.*	63,000	633,150
Ardent Health, Inc.*	6,200	50,654
Aveanna Healthcare Holdings, Inc.*	147,600	1,239,840
Enhabit, Inc.*	21,100	224,293
LifeStance Health Group, Inc.*	40,400	285,628
National HealthCare Corp.	15,700	2,246,827
PACS Group, Inc.*	28,700	968,912
Pediatrix Medical Group, Inc.*	112,800	2,411,664
Select Medical Holdings Corp.	28,800	433,440
Tenet Healthcare Corp.*	800	151,424
Universal Health Services, Inc. (Class B Stock)	5,300	1,066,678

		9,712,510

Hotel & Resort REITs 2.0%
Apple Hospitality REIT, Inc.	221,200	2,574,768
Braemar Hotels & Resorts, Inc.	88,700	236,829
DiamondRock Hospitality Co.	278,900	2,560,302
Host Hotels & Resorts, Inc.	50,300	932,059
Xenia Hotels & Resorts, Inc.	109,600	1,616,600

		7,920,558

Hotels, Restaurants & Leisure 0.4%
BJ’s Restaurants, Inc.*(a)	13,300	556,206
El Pollo Loco Holdings, Inc.*	111,900	1,133,547

		1,689,753

Household Durables 0.4%
Flexsteel Industries, Inc.	2,400	96,072
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	101,177
La-Z-Boy, Inc.	1,200	43,692
Leggett & Platt, Inc.	110,200	1,286,034
M/I Homes, Inc.*	900	120,330

		1,647,305

Household Products 0.2%
Central Garden & Pet Co. (Class A Stock)*	19,200	588,864
Spectrum Brands Holdings, Inc.	3,200	203,872

		792,736

Independent Power & Renewable Electricity Producers 0.2%
AES Corp. (The)	52,700	772,055
Hallador Energy Co.*	7,100	131,279

		903,334

Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	21,100	1,019,552
LXP Industrial Trust	17,700	877,035

		1,896,587

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 3.6%
CNO Financial Group, Inc.	71,900	$3,023,395
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	114,500	3,177,375
Heritage Insurance Holdings, Inc.*	60,000	1,564,200
Lincoln National Corp.	13,200	549,252
Mercury General Corp.	16,500	1,445,235
SiriusPoint Ltd. (Sweden)*	11,200	228,592
Slide Insurance Holdings, Inc.*	127,700	2,200,271
United Fire Group, Inc.	29,500	1,060,230
Universal Insurance Holdings, Inc.	31,800	968,310

		14,216,860

Interactive Media & Services 0.2%
Ziff Davis, Inc.*	19,600	749,112

IT Services 0.7%
ASGN, Inc.*	34,700	1,807,523
Fastly, Inc. (Class A Stock)*	27,000	249,750
Information Services Group, Inc.	134,700	750,279

		2,807,552

Life Sciences Tools & Services 0.9%
Azenta, Inc.*	13,700	532,656
Charles River Laboratories International, Inc.*	1,700	357,816
CryoPort, Inc.*	79,500	756,045
Medpace Holdings, Inc.*	1,800	1,048,464
Niagen Bioscience, Inc.*	26,800	160,532
Sotera Health Co.*	35,600	645,072

		3,500,585

Machinery 4.0%
Aebi Schmidt Holding AG (Switzerland)	23,900	349,896
Alamo Group, Inc.	800	156,248
Allison Transmission Holdings, Inc.	2,800	304,360
Astec Industries, Inc.	41,800	2,036,496
Douglas Dynamics, Inc.	38,200	1,439,376
Eastern Co. (The)	1,500	28,050
Enpro, Inc.	4,500	1,074,510
Greenbrier Cos., Inc. (The)	50,800	2,561,336
Helios Technologies, Inc.	8,900	576,542
Kennametal, Inc.	52,100	1,791,719
L.B. Foster Co. (Class A Stock)*	2,000	60,100
Luxfer Holdings PLC (United Kingdom)	38,600	584,404
Manitowoc Co., Inc. (The)*	20,400	263,568
Mueller Industries, Inc.	10,000	1,361,400
Park-Ohio Holdings Corp.	2,500	56,400
Proto Labs, Inc.*	9,600	505,440
Terex Corp.	9,400	535,800
Wabash National Corp.	68,800	696,944
Worthington Enterprises, Inc.	27,500	1,528,175

		15,910,764

Marine Transportation 1.4%
Costamare, Inc. (Monaco)	158,300	2,656,274
Matson, Inc.	15,100	2,420,530
Pangaea Logistics Solutions Ltd.	71,700	608,016

		5,684,820

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 7

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Media 1.2%
EchoStar Corp. (Class A Stock)*(a)	21,500	$2,434,230
EW Scripps Co. (The) (Class A Stock)*	84,600	283,410
Gray Media, Inc.	327,000	1,474,770
USA TODAY Co., Inc.*	73,800	436,896

		4,629,306

Metals & Mining 4.1%
Alcoa Corp.	3,700	210,197
Alpha Metallurgical Resources, Inc.*	2,900	608,420
Caledonia Mining Corp. PLC (South Africa)	6,200	170,128
Coeur Mining, Inc.*	92,200	1,884,568
Commercial Metals Co.	55,000	4,227,850
Constellium SE*	84,600	1,900,962
Hecla Mining Co.	111,700	2,515,484
Kaiser Aluminum Corp.	12,200	1,495,964
Materion Corp.	1,700	235,076
SSR Mining, Inc. (Canada)*	104,700	2,390,301
Worthington Steel, Inc.	12,600	506,898

		16,145,848

Mortgage Real Estate Investment Trusts (REITs) 0.6%
Angel Oak Mortgage REIT, Inc.	9,300	83,421
MFA Financial, Inc.	60,200	580,328
Nexpoint Real Estate Finance, Inc.	7,000	103,390
PennyMac Mortgage Investment Trust	15,500	183,365
Sunrise Realty Trust, Inc.	10,800	101,520
TPG Mortgage Investment Trust, Inc.	141,900	1,220,340
TPG RE Finance Trust, Inc.	8,700	78,561

		2,350,925

Multi-Utilities 0.7%
Avista Corp.	72,600	2,997,654

Oil, Gas & Consumable Fuels 4.9%
APA Corp.	10,800	285,228
California Resources Corp.	46,400	2,482,400
CNX Resources Corp.*	26,600	1,032,080
DHT Holdings, Inc.	74,400	1,066,152
Murphy Oil Corp.	72,600	2,184,534
Navigator Holdings Ltd.	27,100	502,163
Northern Oil & Gas, Inc.	39,600	990,000
Ovintiv, Inc.	25,200	1,095,444
Par Pacific Holdings, Inc.*	30,100	1,135,974
PBF Energy, Inc. (Class A Stock)	17,800	595,588
Peabody Energy Corp.	41,200	1,452,712
Riley Exploration Permian, Inc.	24,400	684,420
SandRidge Energy, Inc.	101,200	1,604,020
Scorpio Tankers, Inc. (Monaco)	10,300	655,286
Talos Energy, Inc.*	46,400	553,088
Teekay Corp. Ltd. (Bermuda)	184,200	1,884,366
Teekay Tankers Ltd. (Canada) (Class A Stock)	16,200	1,045,224
VAALCO Energy, Inc.	42,600	218,964
World Kinect Corp.	6,900	185,679

		19,653,322

Paper & Forest Products 0.1%
Sylvamo Corp.	8,700	425,778

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines 0.9%
Allegiant Travel Co.*	15,200	$1,347,176
SkyWest, Inc.*	24,268	2,342,347

		3,689,523

Pharmaceuticals 3.4%
Amneal Pharmaceuticals, Inc.*	90,000	1,231,200
Amphastar Pharmaceuticals, Inc.*	13,200	349,668
Collegium Pharmaceutical, Inc.*	20,200	927,584
Elanco Animal Health, Inc.*	23,300	561,064
Harmony Biosciences Holdings, Inc.*	24,200	883,784
Indivior Pharmaceuticals, Inc.*	66,200	2,342,156
Innoviva, Inc.*	69,800	1,396,000
Ligand Pharmaceuticals, Inc.*	5,500	1,056,550
Pacira BioSciences, Inc.*	30,700	630,578
Phibro Animal Health Corp. (Class A Stock)	13,500	542,025
Prestige Consumer Healthcare, Inc.*	21,300	1,373,211
Rapport Therapeutics, Inc.*	1,400	37,254
SIGA Technologies, Inc.	93,600	627,120
Supernus Pharmaceuticals, Inc.*	4,700	226,352
Terns Pharmaceuticals, Inc.*	29,900	1,034,540
Theravance Biopharma, Inc.*	10,500	198,870

		13,417,956

Professional Services 0.4%
IBEX Holdings Ltd.*	34,000	1,264,800
Kforce, Inc.	4,500	158,985

		1,423,785

Real Estate Management & Development 2.0%
Compass, Inc. (Class A Stock)*	13,300	166,516
Cushman & Wakefield Ltd.*	160,100	2,632,044
Forestar Group, Inc.*	7,600	197,752
Jones Lang LaSalle, Inc.*	2,440	873,300
Kennedy-Wilson Holdings, Inc.	111,100	1,094,335
Newmark Group, Inc. (Class A Stock)	130,000	2,317,900
RE/MAX Holdings, Inc. (Class A Stock)*	110,800	862,024

		8,143,871

Residential REITs 0.1%
Veris Residential, Inc.	17,400	264,306

Retail REITs 1.3%
Brixmor Property Group, Inc.	19,400	519,726
CBL & Associates Properties, Inc.	63,200	2,262,560
SITE Centers Corp.	268,000	1,640,160
Whitestone REIT	42,700	608,048

		5,030,494

Semiconductors & Semiconductor Equipment 1.5%
Axcelis Technologies, Inc.*	10,700	942,349
Cirrus Logic, Inc.*	2,400	312,816
Diodes, Inc.*	9,500	562,305
MKS, Inc.	3,500	823,935
Photronics, Inc.*	70,600	2,440,642

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 9

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
SkyWater Technology, Inc.*	7,300	$231,118
Synaptics, Inc.*	6,200	511,562

		5,824,727

Software 1.8%
Adeia, Inc.	32,000	578,880
Cerence, Inc.*	25,400	287,782
Cipher Mining, Inc.*(a)	31,500	502,740
Cleanspark, Inc.*	17,800	210,752
Consensus Cloud Solutions, Inc.*	73,500	1,569,960
Digital Turbine, Inc.*	119,300	622,746
Hut 8 Corp. (Canada)*	4,400	245,652
Mitek Systems, Inc.*	43,600	436,872
N-able, Inc.*	51,500	312,605
NCR Voyix Corp.*	34,000	337,280
Porch Group, Inc.*	36,100	284,829
RingCentral, Inc. (Class A Stock)*	11,000	284,680
Riot Platforms, Inc.*	32,300	499,681
Teradata Corp.*	33,700	961,124

		7,135,583

Specialized REITs 1.0%
EPR Properties	16,600	900,384
Outfront Media, Inc.	41,700	1,014,144
Safehold, Inc.	136,795	1,930,178

		3,844,706

Specialty Retail 3.6%
Academy Sports & Outdoors, Inc.	23,500	1,292,735
American Eagle Outfitters, Inc.	85,500	1,993,005
Asbury Automotive Group, Inc.*	13,600	3,189,335
Buckle, Inc. (The)	700	33,110
Gap, Inc. (The)	3,500	97,930
Group 1 Automotive, Inc.	1,300	460,538
Haverty Furniture Cos., Inc.	8,500	215,220
Petco Health & Wellness Co., Inc.*	175,500	472,095
Sally Beauty Holdings, Inc.*	90,800	1,381,976
Signet Jewelers Ltd.	22,200	2,048,394
Sonic Automotive, Inc. (Class A Stock)	3,600	215,856
Urban Outfitters, Inc.*	33,700	2,387,645
Zumiez, Inc.*	26,400	649,704

		14,437,543

Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.*	11,200	772,912
Immersion Corp.	198,400	1,333,248

		2,106,160

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	4,400	152,284
Crocs, Inc.*	8,700	730,104
G-III Apparel Group Ltd.	76,400	2,242,340
Rocky Brands, Inc.	26,900	865,911

		3,990,639

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco 0.1%

Universal Corp.	7,100	$401,789

Trading Companies & Distributors 1.2%

DNOW, Inc.*	133,600	2,029,384

Hudson Technologies, Inc.*	103,200	739,944

NPK International, Inc.*	116,600	1,610,246

Rush Enterprises, Inc. (Class A Stock)	9,100	584,129

		4,963,703

Wireless Telecommunication Services 0.2%

Telephone & Data Systems, Inc.	14,600	658,898

TOTAL COMMON STOCKS
(cost $324,101,851)		395,951,290

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%
iShares Russell 2000 Value ETF
(cost $1,188,962)	6,100	1,182,668

TOTAL LONG-TERM INVESTMENTS
(cost $325,290,813)		397,133,958

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	707,904	707,904
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $4,339,054; includes $4,326,055 of cash collateral for securities on loan)(b)(wb)	4,341,887	4,339,283

TOTAL SHORT-TERM INVESTMENTS (cost $5,046,958)		5,047,187

TOTAL INVESTMENTS 101.2% (cost $330,337,771)		402,181,145

Liabilities in excess of other assets (1.2)%		(4,905,559)

NET ASSETS 100.0%		$397,275,586

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,210,515; cash collateral of $4,326,055 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 11

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,997,668	$—	$—
Automobile Components	4,116,105	—	—
Automobiles	670,286	—	—
Banks	61,139,068	—	—
Biotechnology	20,230,958	—	—
Broadline Retail	1,907,724	—	—
Building Products	1,852,082	—	—
Capital Markets	2,053,873	—	—
Chemicals	4,821,684	—	—
Commercial Services & Supplies	10,422,750	—	—
Communications Equipment	5,695,063	—	—
Construction & Engineering	9,910,817	—	—
Consumer Finance	6,982,466	—	—
Consumer Staples Distribution & Retail	2,846,369	—	—
Containers & Packaging	2,742,569	—	—
Distributors	1,489,389	—	—
Diversified Consumer Services	5,489,145	—	—
Diversified REITs	3,023,115	—	—
Diversified Telecommunication Services	257,739	—	—
Electric Utilities	6,616,797	—	—
Electrical Equipment	10,483,372	—	—
Electronic Equipment, Instruments & Components	12,472,558	—	—
Energy Equipment & Services	9,239,358	—	—
Entertainment	41,630	—	—
Financial Services	8,449,361	—	—
Food Products	2,147,601	—	—
Gas Utilities	4,431,032	—	—
Health Care Equipment & Supplies	3,451,719	—	—
Health Care Providers & Services	9,712,510	—	—
Hotel & Resort REITs	7,920,558	—	—
Hotels, Restaurants & Leisure	1,689,753	—	—
Household Durables	1,647,305	—	—
Household Products	792,736	—	—
Independent Power & Renewable Electricity Producers	903,334	—	—
Industrial REITs	1,896,587	—	—
Insurance	14,216,860	—	—
Interactive Media & Services	749,112	—	—
IT Services	2,807,552	—	—
Life Sciences Tools & Services	3,500,585	—	—
Machinery	15,910,764	—	—
Marine Transportation	5,684,820	—	—
Media	4,629,306	—	—
Metals & Mining	16,145,848	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,350,925	—	—
Multi-Utilities	2,997,654	—	—
Oil, Gas & Consumable Fuels	19,653,322	—	—
Paper & Forest Products	425,778	—	—
Passenger Airlines	3,689,523	—	—
Pharmaceuticals	13,417,956	—	—
Professional Services	1,423,785	—	—
Real Estate Management & Development	8,143,871	—	—
Residential REITs	264,306	—	—
Retail REITs	5,030,494	—	—
Semiconductors & Semiconductor Equipment	5,824,727	—	—
Software	7,135,583	—	—
Specialized REITs	3,844,706	—	—
Specialty Retail	14,437,543	—	—
Technology Hardware, Storage & Peripherals	2,106,160	—	—
Textiles, Apparel & Luxury Goods	3,990,639	—	—
Tobacco	401,789	—	—
Trading Companies & Distributors	4,963,703	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$658,898	$—	$—
Unaffiliated Exchange-Traded Fund	1,182,668	—	—
Short-Term Investments
Affiliated Mutual Funds	5,047,187	—	—

Total	$402,181,145	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Banks	15.4%
Biotechnology	5.1
Oil, Gas & Consumable Fuels	4.9
Metals & Mining	4.1
Machinery	4.0
Specialty Retail	3.6
Insurance	3.6
Pharmaceuticals	3.4
Electronic Equipment, Instruments & Components	3.1
Electrical Equipment	2.6
Commercial Services & Supplies	2.6
Construction & Engineering	2.5
Health Care Providers & Services	2.4
Energy Equipment & Services	2.3
Financial Services	2.1
Real Estate Management & Development	2.0
Hotel & Resort REITs	2.0
Software	1.8
Consumer Finance	1.8
Electric Utilities	1.7
Semiconductors & Semiconductor Equipment	1.5
Communications Equipment	1.4
Marine Transportation	1.4
Diversified Consumer Services	1.4
Retail REITs	1.3
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	1.3
Trading Companies & Distributors	1.2
Chemicals	1.2
Media	1.2
Gas Utilities	1.1
Automobile Components	1.0
Aerospace & Defense	1.0
Textiles, Apparel & Luxury Goods	1.0
Specialized REITs	1.0
Passenger Airlines	0.9
Life Sciences Tools & Services	0.9

Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8
Multi-Utilities	0.7
Consumer Staples Distribution & Retail	0.7
IT Services	0.7
Containers & Packaging	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.6
Food Products	0.5
Technology Hardware, Storage & Peripherals	0.5
Capital Markets	0.5
Broadline Retail	0.5
Industrial REITs	0.5
Building Products	0.5
Hotels, Restaurants & Leisure	0.4
Household Durables	0.4
Distributors	0.4
Professional Services	0.4
Unaffiliated Exchange-Traded Fund	0.3
Independent Power & Renewable Electricity Producers	0.2
Household Products	0.2
Interactive Media & Services	0.2
Automobiles	0.2
Wireless Telecommunication Services	0.2
Paper & Forest Products	0.1
Tobacco	0.1
Residential REITs	0.1
Diversified Telecommunication Services	0.1
Entertainment	0.0 *

101.2
Liabilities in excess of other assets	(1.2)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 13

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$4,210,515	$(4,210,515)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value, including securities on loan of $4,210,515:
Unaffiliated investments (cost $325,290,813)	$397,133,958
Affiliated investments (cost $5,046,958)	5,047,187
Dividends receivable	150,698
Receivable for Fund shares sold	60,814
Tax reclaim receivable	5,358
Prepaid expenses	4,297

Total Assets	402,402,312

Liabilities
Payable to broker for collateral for securities on loan	4,326,055
Payable for Fund shares purchased	375,767
Management fee payable	196,927
Accrued expenses and other liabilities	154,093
Distribution fee payable	62,404
Affiliated transfer agent fee payable	10,859
Trustees’ fees payable	621

Total Liabilities	5,126,726

Net Assets	$397,275,586

Net assets were comprised of:
Shares of beneficial interest, at par	$19,873
Paid-in capital in excess of par	318,842,653
Total distributable earnings (loss)	78,413,060

Net assets, January 31, 2026	$397,275,586

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 15

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Class A

Net asset value, redemption price per share,
($98,529,984 ÷ 4,899,567 shares of beneficial interest issued and outstanding)	$20.11
Maximum sales charge (5.50% of offering price)	1.17

Maximum offering price to public	$21.28

Class C

Net asset value, offering price and redemption price per share,
($813,705 ÷ 41,155 shares of beneficial interest issued and outstanding)	$19.77

Class R

Net asset value, offering price and redemption price per share,
($97,164,727 ÷ 4,942,664 shares of beneficial interest issued and outstanding)	$19.66

Class Z

Net asset value, offering price and redemption price per share,
($148,022,391 ÷ 7,368,571 shares of beneficial interest issued and outstanding)	$20.09

Class R2

Net asset value, offering price and redemption price per share,
($84,422 ÷ 4,208 shares of beneficial interest issued and outstanding)	$20.06

Class R4

Net asset value, offering price and redemption price per share,
($17,045 ÷ 847 shares of beneficial interest issued and outstanding)	$20.13

Class R6

Net asset value, offering price and redemption price per share,
($52,643,312 ÷ 2,615,746 shares of beneficial interest issued and outstanding)	$20.13

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $10,490 foreign withholding tax)	$3,694,008
Affiliated dividend income	15,839
Income from securities lending, net (including affiliated income of $12,436)	14,865

Total income	3,724,712

Expenses
Management fee	1,148,639
Distribution fee(a)	509,231
Shareholder servicing fees(a)	24
Transfer agent’s fees and expenses (including affiliated expense of $25,227)(a)	227,733
Shareholders’ reports	34,458
Registration fees(a)	34,062
Custodian and accounting fees	31,059
Professional fees	17,377
Audit fee	14,268
Trustees’ fees	7,168
Miscellaneous	19,239

Total expenses	2,043,258
Less: Fee waiver and/or expense reimbursement(a)	(24,555)
Distribution fee waiver(a)	(144,710)

Net expenses	1,873,993

Net investment income (loss)	1,850,719

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $2,376)	20,643,936
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(339))	54,795,339

Net gain (loss) on investment transactions	75,439,275

Net Increase (Decrease) In Net Assets Resulting From Operations	$77,289,994

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	141,127	4,434	363,566	—	104	—	—
Shareholder servicing fees	—	—	—	—	24	—	—
Transfer agent’s fees and expenses	78,031	3,237	54,522	89,316	168	25	2,434
Registration fees	6,050	3,312	4,265	7,561	2,656	2,656	7,562
Fee waiver and/or expense reimbursement	(4,704)	(44)	(4,848)	(7,043)	(2,755)	(2,661)	(2,500)
Distribution fee waiver	(23,521)	—	(121,189)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,850,719	$4,077,658
Net realized gain (loss) on investment transactions	20,643,936	5,509,708
Net change in unrealized appreciation (depreciation) on investments	54,795,339	(37,821,574)

Net increase (decrease) in net assets resulting from operations	77,289,994	(28,234,208)

Dividends and Distributions
Distributions from distributable earnings
Class A	(964,180)	(11,799,589)
Class C	(3,091)	(149,933)
Class R	(811,752)	(12,225,022)
Class Z	(1,819,863)	(16,913,464)
Class R2	(814)	(24,829)
Class R4	(189)	(1,745)
Class R6	(694,123)	(6,511,303)

	(4,294,012)	(47,625,885)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	16,150,178	97,348,825
Net asset value of shares issued in reinvestment of dividends and distributions	4,242,661	46,980,708
Cost of shares purchased	(46,052,378)	(149,378,187)

Net increase (decrease) in net assets from Fund share transactions	(25,659,539)	(5,048,654)

Total increase (decrease)	47,336,443	(80,908,747)

Net Assets:

Beginning of period	349,939,143	430,847,890

End of period	$397,275,586	$349,939,143

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.55		$20.06	$17.66	$21.09	$20.70	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.28	0.33	0.27	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.68		(1.35)	2.69	(0.25)	0.38	9.31
Total from investment operations	3.76		(1.18)	2.97	0.08	0.65	9.47
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.41)	(0.39)	(0.26)	(0.16)
Distributions from net realized gains	(0.07)		(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(0.20)		(2.33)	(0.57)	(3.51)	(0.26)	(0.16)
Net asset value, end of period	$20.11		$16.55	$20.06	$17.66	$21.09	$20.70
Total Return(b):	22.73%		(6.73)%	17.23%	2.02%	3.17%	83.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98,530		$85,339	$106,910	$103,703	$117,179	$123,223
Average net assets (000)	$93,318		$92,356	$97,614	$103,993	$123,533	$103,593
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.09%	1.10%	1.13%	1.09%	1.11%
Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.15%	1.16%	1.19%	1.15%	1.17%
Net investment income (loss)	0.85	%(d)	1.00%	1.63%	1.91%	1.25%	0.95%
Portfolio turnover rate(e)	54%		122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 19

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025		2024	2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.34		$19.90		$17.56	$21.00		$20.63		$11.39
Income (loss) from investment operations:
Net investment income (loss)	(0.10	)(b)	(0.11	)(b)	0.05	0.11	(b)	(-	)(b)(c)	- (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.60		(1.35)		2.64	(0.27	)(d)	0.39		9.27
Total from investment operations	3.50		(1.46)		2.69	(0.16)		0.39		9.27
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.19)	(0.16)		(0.02)		(0.03)
Distributions from net realized gains	(0.07)		(2.10)		(0.16)	(3.12)		-		-
Total dividends and distributions	(0.07)		(2.10)		(0.35)	(3.28)		(0.02)		(0.03)
Net asset value, end of period	$19.77		$16.34		$19.90	$17.56		$21.00		$20.63
Total Return(e):	21.42%		(8.23)%		15.56%	0.70%		1.89%		81.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$814		$875		$1,612	$2,057		$2,685		$3,138
Average net assets (000)	$880		$1,188		$1,659	$2,311		$3,025		$6,774
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	3.13	%(g)	2.76%		2.49%	2.46%		2.36%		2.19%
Expenses before waivers and/or expense reimbursement	3.14	%(g)	2.77%		2.50%	2.47%		2.37%		2.20%
Net investment income (loss)	(1.08	)%(g)	(0.65)%		0.30%	0.61%		(0.01)%		0.01%
Portfolio turnover rate(h)	54%		122%		78%	75%		62%		63%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.17		$19.66	$17.32	$20.75	$20.37	$11.23
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.25	0.30	0.22	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.59		(1.32)	2.64	(0.26)	0.38	9.15
Total from investment operations	3.65		(1.19)	2.89	0.04	0.60	9.29
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.39)	(0.35)	(0.22)	(0.15)
Distributions from net realized gains	(0.07)		(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(0.16)		(2.30)	(0.55)	(3.47)	(0.22)	(0.15)
Net asset value, end of period	$19.66		$16.17	$19.66	$17.32	$20.75	$20.37
Total Return(b):	22.60%		(6.92)%	17.06%	1.83%	2.93%	83.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,165		$93,381	$114,603	$112,225	$113,963	$135,981
Average net assets (000)	$96,161		$97,057	$101,985	$104,012	$131,067	$137,399
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28	%(d)	1.32%	1.26%	1.30%	1.29%	1.28%
Expenses before waivers and/or expense reimbursement	1.54	%(d)	1.58%	1.52%	1.56%	1.55%	1.54%
Net investment income (loss)	0.71	%(d)	0.77%	1.46%	1.73%	1.05%	0.88%
Portfolio turnover rate(e)	54%		122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 21

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.55		$20.06	$17.66	$21.09	$20.70	$11.40
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.34	0.40	0.33	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.68		(1.33)	2.69	(0.26)	0.38	9.29
Total from investment operations	3.79		(1.12)	3.03	0.14	0.71	9.52
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.29)	(0.47)	(0.45)	(0.32)	(0.22)
Distributions from net realized gains	(0.07)		(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(0.25)		(2.39)	(0.63)	(3.57)	(0.32)	(0.22)
Net asset value, end of period	$20.09		$16.55	$20.06	$17.66	$21.09	$20.70
Total Return(b):	22.92%		(6.45)%	17.56%	2.38%	3.42%	84.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148,022		$125,198	$89,854	$99,147	$136,495	$177,808
Average net assets (000)	$139,709		$112,447	$87,277	$110,217	$165,086	$199,626
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.80%	0.79%	0.82%	0.79%	0.77%
Expenses before waivers and/or expense reimbursement	0.80	%(d)	0.81%	0.80%	0.83%	0.80%	0.78%
Net investment income (loss)	1.14	%(d)	1.23%	1.96%	2.25%	1.56%	1.34%
Portfolio turnover rate(e)	54%		122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R2 Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.52		$20.01	$17.63	$21.05	$20.65	$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.19	0.26	0.19	0.28	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.65		(1.36)	2.69	(0.11)	0.37	9.25
Total from investment operations	3.73		(1.17)	2.95	0.08	0.65	9.44
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.41)	(0.38)	(0.25)	(0.17)
Distributions from net realized gains	(0.07)		(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(0.19)		(2.32)	(0.57)	(3.50)	(0.25)	(0.17)
Net asset value, end of period	$20.06		$16.52	$20.01	$17.63	$21.05	$20.65
Total Return(b):	22.61%		(6.71)%	17.13%	2.03%	3.11%	83.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$84		$79	$168	$102	$73	$157
Average net assets (000)	$82		$128	$108	$88	$154	$192
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14	%(d)	1.14%	1.14%	1.14%	1.14%	1.14%
Expenses before waivers and/or expense reimbursement	7.79	%(d)	5.21%	5.95%	6.57%	5.21%	5.24%
Net investment income (loss)	0.82	%(d)	1.08%	1.48%	1.12%	1.30%	1.21%
Portfolio turnover rate(e)	54%		122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 23

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.58		$20.08	$17.68	$21.10	$20.71	$11.40
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.32	0.37	0.37	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.68		(1.35)	2.69	(0.24)	0.32	9.20
Total from investment operations	3.78		(1.14)	3.01	0.13	0.69	9.51
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.26)	(0.45)	(0.43)	(0.30)	(0.20)
Distributions from net realized gains	(0.07)		(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(0.23)		(2.36)	(0.61)	(3.55)	(0.30)	(0.20)
Net asset value, end of period	$20.13		$16.58	$20.08	$17.68	$21.10	$20.71
Total Return(b):	22.82%		(6.52)%	17.44%	2.31%	3.29%	83.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$14	$18	$15	$14	$245
Average net assets (000)	$16		$14	$15	$13	$41	$237
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	34.62	%(d)	35.92%	34.32%	36.45%	15.86%	4.13%
Net investment income (loss)	1.01	%(d)	1.20%	1.81%	2.10%	1.78%	2.21%
Portfolio turnover rate(e)	54%		122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R6 Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.59		$20.09	$17.69	$21.13	$20.73	$11.41
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27	0.35	0.41	0.37	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.68		(1.37)	2.70	(0.26)	0.38	9.31
Total from investment operations	3.80		(1.10)	3.05	0.15	0.75	9.55
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.30)	(0.49)	(0.47)	(0.35)	(0.23)
Distributions from net realized gains	(0.07)		(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(0.26)		(2.40)	(0.65)	(3.59)	(0.35)	(0.23)
Net asset value, end of period	$20.13		$16.59	$20.09	$17.69	$21.13	$20.73
Total Return(b):	22.99%		(6.31)%	17.67%	2.48%	3.58%	84.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,643		$45,053	$117,684	$101,918	$123,662	$226,506
Average net assets (000)	$49,594		$68,136	$105,401	$99,623	$143,522	$209,675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.68%	0.68%	0.68%	0.67%	0.66%
Expenses before waivers and/or expense reimbursement	0.70	%(d)	0.69%	0.69%	0.69%	0.67%	0.66%
Net investment income (loss)	1.24	%(d)	1.50%	2.02%	2.35%	1.74%	1.46%
Portfolio turnover rate(e)	54%		122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 25

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

26

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Quant Solutions Small-Cap Value Fund 27

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “Subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $2 billion;	0.60%
0.575% of average daily net assets over $2 billion.

The Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2026, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2026, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in

28

effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R2	1.14

R4	0.89

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2026 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.25%	N/A%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended January 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,244	$—
C	—	30

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core

PGIM Quant Solutions Small-Cap Value Fund 29

Notes to Financial Statements (unaudited) (continued)

Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$202,277,528	$229,092,376

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)

$ 214,447	$21,467,619	$20,974,162	$ —	$ —	$ 707,904	707,904	$15,839		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)

20,699,873	50,246,367	66,608,994	(339)	2,376	4,339,283	4,341,887	12,436	(1)	—

$20,914,320	$71,713,986	$87,583,156	$(339)	$2,376	$5,047,187		$28,275		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the tax period ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$22,160,571	$25,465,315	$—	$47,625,886

For the tax period ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$13,757,290	$—	$—	$13,757,290

30

For the latest tax period ended October 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$1,941,700	$1,298,517

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$332,845,061	$81,601,676	$(12,265,592)	$69,336,084

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	62,478	0.8%

R2	832	19.8

R4	847	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	77.9

PGIM Quant Solutions Small-Cap Value Fund 31

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2026:
Shares sold	52,095	$966,144
Shares issued in reinvestment of dividends and distributions	48,815	950,913
Shares purchased	(347,806)	(6,491,962)
Net increase (decrease) in shares outstanding before conversion	(246,896)	(4,574,905)
Shares issued upon conversion from other share class(es)	10,048	188,162
Shares purchased upon conversion into other share class(es)	(18,763)	(344,876)
Net increase (decrease) in shares outstanding	(255,611)	$(4,731,619)

Year ended July 31, 2025:
Shares sold	113,770	$1,958,673
Shares issued in reinvestment of dividends and distributions	651,128	11,629,141
Shares purchased	(920,178)	(15,875,003)
Net increase (decrease) in shares outstanding before conversion	(155,280)	(2,287,189)
Shares issued upon conversion from other share class(es)	18,938	306,639
Shares purchased upon conversion into other share class(es)	(38,442)	(678,330)
Net increase (decrease) in shares outstanding	(174,784)	$(2,658,880)

Class C
Six months ended January 31, 2026:
Shares sold	1,038	$18,762
Shares issued in reinvestment of dividends and distributions	156	3,005
Shares purchased	(5,569)	(100,932)
Net increase (decrease) in shares outstanding before conversion	(4,375)	(79,165)
Shares purchased upon conversion into other share class(es)	(8,026)	(148,207)
Net increase (decrease) in shares outstanding	(12,401)	$(227,372)

Year ended July 31, 2025:
Shares sold	2,819	$48,050
Shares issued in reinvestment of dividends and distributions	8,264	147,257
Shares purchased	(21,684)	(367,429)
Net increase (decrease) in shares outstanding before conversion	(10,601)	(172,122)
Shares purchased upon conversion into other share class(es)	(16,822)	(272,962)
Net increase (decrease) in shares outstanding	(27,423)	$(445,084)

Class R
Six months ended January 31, 2026:
Shares sold	41,623	$762,814
Shares issued in reinvestment of dividends and distributions	42,634	811,751
Shares purchased	(916,180)	(16,713,272)
Net increase (decrease) in shares outstanding	(831,923)	$(15,138,707)

Year ended July 31, 2025:
Shares sold	462,982	$7,310,112
Shares issued in reinvestment of dividends and distributions	699,372	12,225,022
Shares purchased	(1,217,121)	(20,926,064)
Net increase (decrease) in shares outstanding	(54,767)	$(1,390,930)

32

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2026:
Shares sold	710,471	$13,113,364
Shares issued in reinvestment of dividends and distributions	93,232	1,813,362
Shares purchased	(1,011,176)	(18,878,213)
Net increase (decrease) in shares outstanding before conversion	(207,473)	(3,951,487)
Shares issued upon conversion from other share class(es)	19,366	355,537
Shares purchased upon conversion into other share class(es)	(6,377)	(114,808)
Net increase (decrease) in shares outstanding	(194,484)	$(3,710,758)

Year ended July 31, 2025:
Shares sold	4,110,757	$80,223,621
Shares issued in reinvestment of dividends and distributions	945,137	16,851,799
Shares purchased	(2,462,860)	(42,669,419)
Net increase (decrease) in shares outstanding before conversion	2,593,034	54,406,001
Shares issued upon conversion from other share class(es)	498,864	10,252,343
Shares purchased upon conversion into other share class(es)	(8,122)	(141,720)
Net increase (decrease) in shares outstanding	3,083,776	$64,516,624

Class R2

Six months ended January 31, 2026:
Shares sold	447	$8,283
Shares issued in reinvestment of dividends and distributions	42	814
Shares purchased	(1,074)	(19,451)
Net increase (decrease) in shares outstanding	(585)	$(10,354)

Year ended July 31, 2025:
Shares sold	2,975	$55,380
Shares issued in reinvestment of dividends and distributions	1,393	24,829
Shares purchased	(7,962)	(131,992)
Net increase (decrease) in shares outstanding	(3,594)	$(51,783)

Class R4

Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	10	$189
Net increase (decrease) in shares outstanding	10	$189

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	98	$1,745
Shares purchased	(136)	(2,625)
Net increase (decrease) in shares outstanding	(38)	$(880)

Class R6

Six months ended January 31, 2026:
Shares sold	69,335	$1,280,811
Shares issued in reinvestment of dividends and distributions	34,016	662,627
Shares purchased	(206,516)	(3,848,548)
Net increase (decrease) in shares outstanding before conversion	(103,165)	(1,905,110)
Shares issued upon conversion from other share class(es)	4,204	75,287
Shares purchased upon conversion into other share class(es)	(602)	(11,095)
Net increase (decrease) in shares outstanding	(99,563)	$(1,840,918)

PGIM Quant Solutions Small-Cap Value Fund 33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2025:
Shares sold	425,451	$7,752,989
Shares issued in reinvestment of dividends and distributions	341,597	6,100,915
Shares purchased	(3,454,617)	(69,405,655)
Net increase (decrease) in shares outstanding before conversion	(2,687,569)	(55,551,751)
Shares issued upon conversion from other share class(es)	12,657	229,762
Shares purchased upon conversion into other share class(es)	(466,300)	(9,695,732)
Net increase (decrease) in shares outstanding	(3,141,212)	$(65,017,721)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2026. The average daily balance for the 12 days that the Fund had loans outstanding during the period was approximately $735,750, borrowed at a weighted average interest rate of 4.89%. The maximum loan outstanding amount during the period was $4,956,000. At January 31, 2026, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

34

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the

PGIM Quant Solutions Small-Cap Value Fund 35

Notes to Financial Statements (unaudited) (continued)

sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance. markets could adversely affect issuers worldwide.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the financial and industrials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

36

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

THE TARGET PORTFOLIO TRUST

PGIM Core Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Core Bond Fund	1
Notes to Financial Statements	50

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.7%

ASSET-BACKED SECURITIES 16.1%

Automobiles 6.0%

AmeriCredit Automobile Receivables Trust,
Series 2021-03, Class C	1.410%	08/18/27	586	$582,643
Series 2023-01, Class C	5.800	12/18/28	2,100	2,137,844
Series 2023-02, Class C	6.000	07/18/29	900	924,228
ARI Fleet Lease Trust,
Series 2025-B, Class A2, 144A	4.590	03/15/34	7,200	7,248,949
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,724,745
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,784,358
Series 2023-01A, Class A, 144A	5.250	04/20/29	6,600	6,743,193
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,808,718
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,961,556
Series 2024-03A, Class A, 144A	5.230	12/20/30	1,800	1,849,471
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	861	875,750
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	334	339,467
CarMax Auto Owner Trust,
Series 2022-01, Class C	2.200	11/15/27	1,300	1,296,472
Series 2022-01, Class D	2.470	07/17/28	600	598,354
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A	5.520	05/15/36	735	743,415
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A	4.500	04/20/28	2,200	2,211,761
Series 2025-04, Class A2, 144A	4.050	08/20/28	3,800	3,807,305
Ford Credit Auto Owner Trust,
Series 2021-01, Class B, 144A	1.610	10/17/33	630	626,518
Series 2021-02, Class B, 144A	1.910	05/15/34	600	589,307
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,275,183
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,890,328
Series 2025-02, Class A, 144A	4.370(cc)	02/15/38	11,182	11,255,656
Ford Credit Floorplan Master Owner Trust,
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,749,450
Series 2025-01, Class A1	4.630	04/15/30	5,700	5,786,065
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,130,976
Series 2023-04, Class C	6.410	05/16/29	700	720,688
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	196,708
Series 2023-02, Class A, 144A	5.770	08/11/36	500	523,182
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,675,370
Series 2024-02, Class A, 144A	4.520	03/11/37	7,000	7,095,311
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A	4.730	11/15/29	4,400	4,462,630
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,837,886
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,467,355
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C	5.090	05/15/30	667	669,829
Series 2023-03, Class C	5.770	11/15/30	1,500	1,527,145
Series 2023-04, Class C	6.040	12/15/31	2,500	2,569,123
Series 2023-06, Class B	5.980	04/16/29	1,100	1,113,944
Series 2023-06, Class C	6.400	03/17/31	300	309,965
Series 2024-02, Class C	5.840	06/17/30	1,000	1,021,057
Series 2024-04, Class C	4.950	04/15/30	3,400	3,431,638
Series 2024-05, Class C	4.780	01/15/31	3,000	3,027,155
Series 2025-01, Class C	5.040	03/17/31	6,500	6,579,351
Series 2025-03, Class C	4.680	09/15/31	3,800	3,827,277
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	307,059

See Notes to Financial Statements.

PGIM Core Bond Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

SFS Auto Receivables Securitization Trust, (cont’d.)
Series 2023-01A, Class C, 144A	5.970%	02/20/31	500	$514,084
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A	4.650	05/25/38	5,400	5,508,239
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A	4.630	01/15/31	2,400	2,418,903
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	1,220	1,227,439
Series 2024-01A, Class A1, 144A	5.490	02/18/39	1,752	1,772,580
Series 2025-02A, Class A1, 144A	4.410	05/18/40	5,600	5,641,904

				146,387,534

Collateralized Loan Obligations 7.3%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.199(c)	07/22/37	10,000	10,031,598
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.852(c)	03/31/38	10,500	10,530,620
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/31/38	7,000	7,037,695
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	14,750	14,821,638
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37	10,000	10,024,728
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/20/37	14,750	14,819,178
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	01/20/38	14,750	14,811,608
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.114(c)	01/15/31	35	35,281
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	03/25/38	11,230	11,259,401
Marble Point CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36	11,750	11,782,826
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	10/20/36	11,750	11,774,675
Park Blue CLO Ltd. (United Kingdom),
Series 2023-04A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.912(c)	01/25/39	11,000	11,003,014
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	4.959(c)	04/20/31	18	18,282
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	5.458(c)	01/20/37	4,750	4,750,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.104(c)	07/15/34	2,200	2,203,185
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	04/24/38	10,000	10,010,158
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.238(c)	07/20/37	12,000	12,020,814
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.538(c)	01/20/36	10,500	10,508,731
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.888(c)	02/25/38	10,500	10,535,810
Voya CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	4.999(c)	01/20/31	5	5,500

				177,984,742

Consumer Loans 1.3%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A	5.610	02/15/29	6,300	6,309,906
Series 2024-X02, Class A, 144A	5.220	12/17/29	17	16,566

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Affirm Master Trust,
Series 2025-02A, Class A, 144A	4.670%	07/15/33	5,100	$5,136,151
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A2, 144A	4.930	06/25/60	1,005	1,008,781
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880	06/25/59	102	102,727
Onemain Financial Issuance Trust,
Series 2025-01A, Class A, 144A	4.820	07/14/38	9,100	9,221,219
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,839	1,812,425
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	4.468(c)	06/16/36	2,800	2,803,008
Series 2022-02A, Class A, 144A	4.890	10/14/34	215	215,493
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,406,885

				32,033,161

Equipment 0.3%

Barings Equipment Finance LLC,
Series 2025-B, Class A3, 144A	4.130	10/13/32	2,500	2,506,905
CCG Receivables Trust,
Series 2025-02, Class A2, 144A	4.140	08/15/34	3,250	3,256,657
Dell Equipment Finance Trust,
Series 2025-02, Class A3, 144A	4.120	03/24/31	1,250	1,254,486
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A	2.290	11/12/41	808	802,419

				7,820,467

Home Equity Loans 1.0%

BRAVO Residential Funding Trust,
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	2,504	2,510,196
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	3,786	3,829,576
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	3,119	3,149,200
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.902(c)	02/25/55	2,267	2,269,799
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	589	598,150
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	3,202	3,220,839
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	2,224	2,235,719
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	659	667,068
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	166	166,646
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	1,599	1,619,720
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,000	2,004,069
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	2,200	2,225,354

				24,496,336

Other 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200	01/17/41	1,002	943,450

Student Loans 0.1%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	648	596,205
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	80	79,256
Series 2020-BA, Class A2, 144A	2.120	01/15/69	263	252,620

See Notes to Financial Statements.

PGIM Core Bond Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Navient Private Education Refi Loan Trust, (cont’d.)
Series 2020-DA, Class A, 144A	1.690%	05/15/69	191	$183,123
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	4.342(c)	05/25/70	939	921,775
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	119	118,818
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	214	207,848
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	421	407,505
Series 2020-C, Class AFX, 144A	1.950	02/15/46	249	234,609

				3,001,759

TOTAL ASSET-BACKED SECURITIES (cost $390,027,851)				392,667,449

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.2%

Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	8,008,023
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	4,034,793
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	5,222,467
Series 2019-BN23, Class A2	2.669	12/15/52	2,188	2,068,455
Series 2020-BN25, Class A4	2.399	01/15/63	6,200	5,826,479
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,639,614
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,182,940
Series 2020-BN29, Class A3	1.742	11/15/53	2,554	2,279,157
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	8,259,601
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,302,192
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	5,021,279
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	491,612
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,140,113
Series 2023-C21, Class A2	6.296(cc)	09/15/56	3,316	3,473,305
Series 2023-C22, Class A2	6.728	11/15/56	4,109	4,166,817
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	392	388,474
Series 2018-B03, Class A4	3.761	04/10/51	4,437	4,410,718
Series 2019-B10, Class A3	3.455	03/15/62	2,464	2,409,146
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,648,265
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,343,765
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	1,784	1,753,576
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,363,824
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,118,816
Series 2023-B39, Class A2	6.573(cc)	07/15/56	7,000	7,267,814
Series 2025-V13, Class A4	5.815(cc)	02/15/58	8,500	8,933,050
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	7,200	7,528,801
Series 2023-05C2, Class A3	7.055(cc)	11/15/56	9,000	9,602,140
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,722,732
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	561	559,556
Series 2019-CD08, Class A3	2.657	08/15/57	2,577	2,448,471
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	2,774	2,759,573
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,747,205
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.080(c)	10/15/37	5,400	5,406,750

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762%	06/10/48	433	$423,842
Series 2016-C03, Class A3	2.896	11/15/49	653	648,145
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,677,691
Series 2019-C07, Class A3	2.860	12/15/72	818	778,899
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,840,766
Commercial Mortgage Trust,
Series 2016-COR01, Class A3	2.826	10/10/49	734	729,271
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class A2	2.486	03/15/54	5,343	4,969,355
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	459,515
Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,291,048
Fannie Mae-Aces,
Series 2019-M21, Class 3A1	2.100	06/25/34	282	280,127
FHLMC Multifamily Structured Pass-Through Certificates,
Series KW08, Class A2	3.600	01/25/29	4,500	4,460,759
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4	3.457	03/15/50	102	101,917
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	791	783,354
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	259	258,615
Series 2016-JP03, Class A4	2.627	08/15/49	1,833	1,819,232
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,135	1,121,788
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	783	775,081
Series 2016-UB11, Class A3	2.531	08/15/49	1,649	1,640,729
SCG Trust,
Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.180(c)	09/15/42	5,550	5,573,243
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,183	1,166,441
Series 2018-C09, Class A3	3.854	03/15/51	657	649,885
Series 2018-C14, Class A3	4.180	12/15/51	1,014	1,013,889
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,174,165
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,018	1,013,579
Series 2016-C35, Class A3	2.674	07/15/48	1,099	1,094,701
Series 2017-C38, Class A4	3.190	07/15/50	876	864,685
Series 2017-RB01, Class A4	3.374	03/15/50	976	967,761
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,993,454
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,400,869
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,824,807
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,468,440

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $207,870,675)				199,795,576

CORPORATE BONDS 28.4%

Aerospace & Defense 0.9%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	323,705
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,644,310
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	6,505	6,505,000
Sr. Unsec’d. Notes	2.750	02/01/26	2,799	2,799,000
Sr. Unsec’d. Notes	3.375	06/15/46	3,557	2,519,849
Sr. Unsec’d. Notes	3.550	03/01/38	495	417,089
Sr. Unsec’d. Notes(a)	3.600	05/01/34	1,160	1,055,777
Sr. Unsec’d. Notes	3.850	11/01/48	455	337,523

See Notes to Financial Statements.

PGIM Core Bond Fund 5

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.900%	05/01/49	1,405	$1,050,123
Sr. Unsec’d. Notes	5.705	05/01/40	190	194,246
Sr. Unsec’d. Notes	5.930	05/01/60	1,950	1,919,485
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	1,050	1,114,313
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	725	745,156

				21,625,576

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	607,383
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,839,961
Gtd. Notes	2.726	03/25/31	2,180	2,009,296
Gtd. Notes	3.557	08/15/27	120	119,156
Gtd. Notes	4.390	08/15/37	5,500	5,028,668
Gtd. Notes	6.343	08/02/30	710	766,003
BAT International Finance PLC (United Kingdom),
Gtd. Notes	5.931	02/02/29	1,295	1,358,107

				11,728,574

Airlines 0.0%

American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	50	49,174
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates	2.000	12/10/29	463	446,991
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	241	232,250
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.700	11/01/33	329	304,974

				1,033,389

Auto Manufacturers 1.1%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	205	164,312
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/10/29	4,250	4,027,656
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,198,659
Sr. Unsec’d. Notes(a)	5.875	11/07/29	575	592,872
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	950	856,450
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	488,574
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,324,444
Sr. Unsec’d. Notes	2.700	08/20/27	375	367,315
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,802,368
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,424,154
Sr. Unsec’d. Notes, 144A, MTN	5.300	01/08/30	4,560	4,700,631
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	1,376	1,391,888
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,403,715
Gtd. Notes, 144A(a)	5.250	03/22/29	2,840	2,903,873

				27,646,911

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.1%

Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750%	02/15/30	1,050	$1,096,936
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	80	82,612
Sr. Sec’d. Notes, 144A	5.750	08/15/32	130	132,370
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	875	879,856

				2,191,774

Banks 7.7%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	1,000	1,035,375
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,883,213
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,571,206
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,585,225
Sr. Unsec’d. Notes, MTN(a)	2.496(ff)	02/13/31	2,705	2,520,893
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	1,555	1,421,462
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,717,227
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	3,380	3,363,690
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	321,378
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	104,726
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	4,128,311
Sub. Notes, MTN	4.450	03/03/26	1,500	1,500,425
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	4,370	4,306,583
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	400	404,377
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,410,330
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,334,917
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	475	432,597
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	476,369
BPCE SA (France),
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	615,517
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	997,069
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	800	839,917
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,282,866
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,510	1,414,468
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	487,507
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	669,129
Sr. Unsec’d. Notes	4.650	07/23/48	440	387,088
Sr. Unsec’d. Notes	5.174(ff)	09/11/36	115	115,609
Sub. Notes	4.450	09/29/27	840	845,577
Sub. Notes	4.600	03/09/26	945	945,432
Sub. Notes	5.827(ff)	02/13/35	865	894,665
Sub. Notes	6.020(ff)	01/24/36	6,708	7,000,367
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	1,080	1,106,838
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,255	2,270,083
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes(a)	4.950(ff)	08/04/31	1,230	1,242,592
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	525	536,013
Sr. Preferred Notes	4.469(ff)	12/10/31	3,215	3,203,049
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,376,410

See Notes to Financial Statements.

PGIM Core Bond Fund 7

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431%(ff)	03/09/27	3,075	$3,066,631
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,354,229
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,575,140
Sr. Unsec’d. Notes	3.850	01/26/27	475	475,034
Sr. Unsec’d. Notes(a)	4.223(ff)	05/01/29	125	125,259
Sr. Unsec’d. Notes(a)	5.065(ff)	01/21/37	2,830	2,817,813
Sr. Unsec’d. Notes	5.727(ff)	04/25/30	6,135	6,405,261
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,240	1,289,978
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	660,237
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,768,972
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.406(c)	04/01/26(oo)	3,920	3,934,273
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	4,160,000
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	213,817
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	1,281	1,192,912
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,341,469
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,652,479
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	212,695
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	285,522
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	165,672
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	5,605	5,781,046
Sub. Notes	2.956(ff)	05/13/31	510	480,439
KeyCorp,
Sr. Unsec’d. Notes(a)	6.401(ff)	03/06/35	3,120	3,378,617
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,564,800
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	4,785	4,781,237
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,989,370
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,729,309
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	755,874
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,208,033
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,729,432
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	307,977
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	533,893
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,807,661
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,814,501
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,747,998
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.320(ff)	09/22/29	1,035	1,035,132
Societe Generale SA (France),
Gtd. Notes, 144A, MTN	5.439(ff)	10/03/36	6,020	6,041,626
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	1,011,107
Sr. Non-Preferred Notes, 144A, MTN(a)	6.691(ff)	01/10/34	805	876,077
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	6,400	6,495,069
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	349,385
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,133,144
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	865,092
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	250	247,267
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)	5.150(ff)	04/23/31	2,424	2,496,235
Sr. Unsec’d. Notes	5.244(ff)	01/24/31	1,680	1,735,238
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,496,695

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes	6.491%(ff)	10/23/34	1,245	$1,369,746
Sr. Unsec’d. Notes, MTN(a)	2.572(ff)	02/11/31	2,740	2,559,342
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,100,904
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,220,063

				187,088,202

Beverages 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	177,545
Gtd. Notes	4.900	02/01/46	1,551	1,426,528
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	455,862
Sr. Unsec’d. Notes(a)	2.250	08/01/31	1,030	916,213
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,449,843

				4,425,991

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	910	877,591

Building Materials 0.3%

CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30	2,650	2,728,672
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	715	644,952
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,557,859
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	1,225	1,130,336

				7,061,819

Chemicals 0.3%

DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48	22	20,789
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	1,292	1,309,017
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	1,795	1,123,645
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	248	231,084
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.100	04/30/30	1,485	1,544,860
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,990,457
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500	09/27/28	400	397,624

				6,617,476

Commercial Services 0.2%

Experian Finance PLC,
Gtd. Notes, 144A	2.750	03/08/30	1,735	1,632,734
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	6.625	06/15/29	1,100	1,138,383
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	700	482,638
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	160	109,741

See Notes to Financial Statements.

PGIM Core Bond Fund 9

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Trustees of Boston College,
Unsec’d. Notes	3.129%	07/01/52	637	$440,152
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48	365	274,492
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,184,559

				5,262,699

Computers 0.3%

Accenture Capital, Inc.,
Gtd. Notes(a)	4.500	10/04/34	2,095	2,058,526
Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	2,320	2,412,936
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	2,000	2,142,691

				6,614,153

Diversified Financial Services 0.7%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,229,858
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes(a)	1.625	12/15/30	2,900	2,566,053
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,606,727
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	84,556
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,257,640
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	1,295	1,319,000
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	509,389
Sr. Unsec’d. Notes(a)	6.070	07/12/28	3,905	4,067,912
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	1,175	1,142,673
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	1,100	1,126,585
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,150	1,134,702

				17,045,095

Electric 2.2%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN(a)	2.000	04/29/28	515	490,301
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	830	682,868
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A	4.550	09/27/51	650	519,155
Ameren Illinois Co.,
First Mortgage	3.700	12/01/47	625	477,872
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,528,447
Sr. Unsec’d. Notes	3.350	05/15/50	485	334,497
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z	2.400	09/01/26	190	188,368
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29	305	287,929
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A(a)	4.688	05/15/29	1,600	1,595,520

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Comision Federal de Electricidad (Mexico), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.045%	01/28/34	3,995	$4,004,948
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	31,176
First Mortgage	4.000	03/01/48	115	91,488
First Mortgage, Series 123	3.750	08/15/47	775	595,644
First Mortgage, Series 130	3.125	03/15/51	95	63,024
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	625,063
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	31,418
Delmarva Power & Light Co.,
First Mortgage	4.150	05/15/45	60	50,777
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	54,676
DTE Electric Co.,
General Ref. Mortgage, Series A	4.050	05/15/48	370	299,284
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	350	347,528
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	143,949
Sr. Unsec’d. Notes	3.950	08/15/47	185	142,326
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	134,945
First Mortgage	4.200	07/15/48	205	166,306
Duke Energy Indiana LLC,
First Mortgage(a)	2.750	04/01/50	1,825	1,144,171
Duke Energy Progress LLC,
First Mortgage	3.700	10/15/46	75	57,468
Enel Finance International NV (Italy),
Gtd. Notes, 144A(a)	3.500	04/06/28	475	468,974
Entergy Arkansas LLC,
First Mortgage(a)	2.650	06/15/51	2,220	1,319,161
Entergy Louisiana LLC,
Collateral Trust Bond	4.000	03/15/33	170	163,576
Entergy Texas, Inc.,
First Mortgage	4.500	03/30/39	1,000	925,497
Eversource Energy,
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	330,221
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A(a)	3.600	06/01/29	1,435	1,407,460
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	883,747
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	217	215,429
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	957,243
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	240	235,225
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	232,577
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	178,515
First Mortgage	4.250	07/15/49	350	287,238
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	881,394
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,940,331
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,175,087
NSTAR Electric Co.,
Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,169,766

See Notes to Financial Statements.

PGIM Core Bond Fund 11

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes	4.150%	04/01/48	250	$200,719
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,611,893
First Mortgage	4.950	07/01/50	1,460	1,237,340
PacifiCorp,
First Mortgage	2.700	09/15/30	890	820,758
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	118,553
First Mortgage	3.050	03/15/51	1,540	1,007,673
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	235	155,911
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	186,866
First Mortgage, Series 34	3.200	03/01/50	720	488,574
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	366,398
First Mortgage, MTN	2.700	05/01/50	390	243,324
First Mortgage, MTN	3.200	05/15/29	1,265	1,233,161
First Mortgage, MTN	3.600	12/01/47	95	71,326
First Mortgage, MTN	3.700	05/01/28	590	587,867
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,112,625
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes(a)	1.600	08/15/30	1,155	1,024,428
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	420	337,611
Southern California Edison Co.,
First Mortgage	3.650	02/01/50	290	202,420
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	669,573
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	355	266,759
SP PowerAssets Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	458,685
Tucson Electric Power Co.,
Sr. Unsec’d. Notes(a)	4.000	06/15/50	1,315	1,014,783
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	184,291
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	289,213
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,075	1,094,715
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	3,000	3,001,954
Gtd. Notes, 144A	5.625	02/15/27	2,175	2,175,760
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.050	10/15/27	535	527,274
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/26	510	507,687

				53,058,730

Engineering & Construction 0.2%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33	225	230,393
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	996,083
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,967,760
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,550,250

				4,744,486

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.1%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625%	10/15/29	1,175	$1,128,090
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,150	1,129,505

				2,257,595

Foods 0.3%

B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28	1,075	1,014,808
Campbell’s Co. (The),
Sr. Unsec’d. Notes(a)	2.375	04/24/30	1,935	1,778,216
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27	1,320	1,319,868
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Sr. Unsec’d. Notes	5.750	04/01/33	1,900	1,979,768
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	50,525

				6,143,185

Gas 0.1%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	844,077
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	785	690,010
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	430,954

				1,965,041

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,175	1,150,202

Healthcare-Services 1.4%

Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	858,004
Sr. Unsec’d. Notes	6.750	12/15/37	170	186,775
AHS Hospital Corp.,
Unsec’d. Notes	5.024	07/01/45	200	187,183
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	210,152
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	323,226
Gtd. Notes(a)	4.375	10/15/28	1,100	1,108,919
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	3,022,971
Sr. Unsec’d. Notes(a)	2.400	03/15/30	1,681	1,564,194
CommonSpirit Health,
Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,580,611
DaVita, Inc.,
Gtd. Notes, 144A(a)	6.875	09/01/32	1,075	1,106,157
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,790,139
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	568,506
Gtd. Notes	4.800	10/01/34	4,810	4,745,232
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	35	28,379
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	514,569

See Notes to Financial Statements.

PGIM Core Bond Fund 13

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042%	11/15/50	795	$543,230
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032(a)	2.044	01/01/32	2,670	2,335,685
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	394,762
Unsec’d. Notes, Series H	2.746	10/01/26	40	39,545
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,809,173
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	349,671
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	864,429
Sr. Unsec’d. Notes	4.500	04/15/33	500	493,392
Sr. Unsec’d. Notes	4.750	05/15/52	1,900	1,631,897
Sr. Unsec’d. Notes(a)	5.050	04/15/53	2,140	1,921,454
Sr. Unsec’d. Notes	5.500	04/15/64	865	807,565
Sr. Unsec’d. Notes	5.750	07/15/64	1,495	1,448,562

				33,434,382

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,170	2,302,844

Home Builders 0.0%

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,150	1,124,355

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	1,075	1,127,801

Insurance 0.8%

Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	95	88,673
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	100	94,454
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	5.000	02/15/32	1,680	1,715,496
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)	2.850	10/15/50	1,175	747,938
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,238,449
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	128,700
Gtd. Notes, 144A	3.951	10/15/50	450	333,632
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	122,423
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,573,821
Sr. Unsec’d. Notes	5.000	04/05/46	217	196,405
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes(a)	4.650	03/15/30	6,335	6,449,465
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	104,329
Gtd. Notes	4.300	11/15/46	140	117,125
Gtd. Notes	4.350	05/15/43	20	17,183
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	639,292

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Teachers Insurance & Annuity Association of America, (cont’d.)
Sub. Notes, 144A	4.900%	09/15/44	120	$109,365
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	505	502,582
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	421,527

				19,600,859

Internet 0.5%

Alphabet, Inc.,
Sr. Unsec’d. Notes	4.375	11/15/32	540	541,474
Sr. Unsec’d. Notes(a)	4.700	11/15/35	1,555	1,547,290
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	7,216	7,538,377
Meta Platforms, Inc.,
Sr. Unsec’d. Notes(a)	4.600	11/15/32	920	921,730
Sr. Unsec’d. Notes	4.875	11/15/35	805	795,410

				11,344,281

Iron/Steel 0.3%

Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	760	813,200
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,519,364

				6,332,564

Lodging 0.4%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,504,648
Sr. Unsec’d. Notes	5.750	01/30/27	730	741,375
Sr. Unsec’d. Notes(a)	5.750	04/23/30	3,290	3,440,100
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,223,824
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	521,324
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	249,197
MGM Resorts International,
Gtd. Notes(a)	6.125	09/15/29	1,100	1,124,623

				8,805,091

Media 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.300	02/01/32	445	383,616
Sr. Sec’d. Notes	3.500	03/01/42	440	305,517
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,183,746
Sr. Sec’d. Notes	5.375	05/01/47	530	436,600
Sr. Sec’d. Notes	6.484	10/23/45	275	259,340
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,691,527
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,158,511
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,979,120
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	2,180	1,910,491

				13,308,468

See Notes to Financial Statements.

PGIM Core Bond Fund 15

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.6%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750%	05/01/43	190	$193,107
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,387,885
Gtd. Notes	5.300	02/21/35	430	442,964
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	225,540
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	6,205	6,460,728
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	5.250	03/14/35	320	327,860
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	3,120	2,818,605

				14,856,689

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	1,535	1,582,585

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,108,755
Gtd. Notes	5.100	03/01/30	765	779,749

				3,888,504

Oil & Gas 1.7%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	707,003
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,575,589
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes(a)	5.000	12/15/29	1,955	2,007,738
Sr. Unsec’d. Notes	6.250	03/15/38	175	184,506
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,685	1,190,043
Sr. Unsec’d. Notes	5.400	06/15/47	229	209,909
Sr. Unsec’d. Notes	6.750	11/15/39	4,115	4,500,553
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	330	325,068
Diamondback Energy, Inc.,
Gtd. Notes	6.250	03/15/33	6,065	6,541,674
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,254,981
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	1,032,949
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,150	1,110,594
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	510,510
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	539,111
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	380	378,212
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	112,630
Sr. Unsec’d. Notes	7.875	09/15/31	250	287,204
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	387,811
Gtd. Notes	6.625	06/15/38	46	42,200
Gtd. Notes	6.700	02/16/32	1,979	1,975,418

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Phillips 66 Co.,
Gtd. Notes	3.150%	12/15/29	5,000	$4,814,020
Gtd. Notes	3.550	10/01/26	310	309,300
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	490,215
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	976,084
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A(a)	6.875	09/19/33	1,010	1,105,152
SM Energy Co.,
Gtd. Notes, 144A	8.375	07/01/28	1,050	1,085,737
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A(a)	7.000	09/15/28	1,075	1,109,352
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	4,461	4,632,813

				42,396,376

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes	5.500	09/15/33	735	747,579
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	3,049,852

				3,797,431

Pharmaceuticals 0.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	285	253,370
Sr. Unsec’d. Notes	4.550	03/15/35	360	353,870
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,056,743
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	917,329
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,856,681
Sr. Unsec’d. Notes	5.125	07/20/45	465	417,456
Sr. Unsec’d. Notes	5.300	12/05/43	155	143,764
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,343,951
Johnson & Johnson,
Sr. Unsec’d. Notes	3.625	03/03/37	3,205	2,897,832
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	625	510,362
Gtd. Notes	5.400	11/29/43	860	746,746
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	28	27,863
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,887	1,884,061
Gtd. Notes	5.250	06/15/46	730	605,460
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	920	707,312

				14,722,800

Pipelines 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	07/01/34	400	403,950
Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	1,300	1,228,307
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	1,730	1,628,025
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	555	554,748

See Notes to Financial Statements.

PGIM Core Bond Fund 17

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927%	08/15/30	935	$990,657
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	437,592
Sr. Unsec’d. Notes	5.000	05/15/50	565	477,462
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,631,208
Sr. Unsec’d. Notes	6.250	04/15/49	910	907,377
Sr. Unsec’d. Notes	6.400	12/01/30	520	562,766
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,500,376
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	327,166
Gtd. Notes	4.200	01/31/50	555	446,708
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	785,943
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,561,726
Sr. Unsec’d. Notes	4.500	04/15/38	270	246,256
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,492
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,411,064
Sr. Unsec’d. Notes	5.500	02/15/49	210	193,597
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	300	310,345
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,291,878
Gtd. Notes	4.200	03/15/45	275	213,136
Gtd. Notes	6.050	09/01/33	2,510	2,659,777
Gtd. Notes(a)	6.250	10/15/55	2,085	2,097,752
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	340,991
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	140	139,461
Targa Resources Corp.,
Gtd. Notes	5.500	02/15/35	1,192	1,221,031
Gtd. Notes	6.125	03/15/33	1,240	1,324,495
Gtd. Notes	6.250	07/01/52	1,305	1,322,661
Gtd. Notes	6.500	03/30/34	930	1,016,824
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	296,631
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	482,768
Sr. Unsec’d. Notes	4.600	03/15/48	500	433,881
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	1,200	1,107,413
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A(a)	6.500	01/15/34	700	726,982
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/36	700	733,961
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35	1,000	1,115,302
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48	320	278,232
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.150	03/15/34	90	91,259
Sr. Unsec’d. Notes	5.400	03/04/44	400	384,002
Sr. Unsec’d. Notes	5.600	03/15/35	3,765	3,909,660

				43,797,862

Real Estate 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,174,117

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 1.2%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000%	05/18/32	1,645	$1,396,054
Gtd. Notes	4.750	04/15/35	425	410,176
American Tower Corp.,
Sr. Unsec’d. Notes	2.900	01/15/30	1,040	987,168
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes(a)	4.050	07/01/30	3,665	3,610,169
Sr. Unsec’d. Notes	5.500	02/15/34	895	919,152
COPT Defense Properties LP,
Gtd. Notes	2.900	12/01/33	1,400	1,194,769
CubeSmart LP,
Gtd. Notes(a)	2.250	12/15/28	3,360	3,196,473
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	630	584,973
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.875	02/01/35	6,035	5,880,965
Prologis LP,
Sr. Unsec’d. Notes(a)	1.750	02/01/31	2,660	2,354,065
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	270,075
Sr. Unsec’d. Notes	3.250	01/15/31	985	935,776
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,095	1,042,245
Gtd. Notes	2.700	07/15/31	2,228	2,023,681
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	4,680	4,728,199
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	775	766,001

				30,299,941

Retail 0.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	1,200	1,144,788
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	940	932,587
AutoZone, Inc.,
Sr. Unsec’d. Notes(a)	1.650	01/15/31	620	543,772
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	1,025	1,081,677
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	1,805	1,811,509
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.875	10/01/31	1,250	1,158,120

				6,672,453

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33	4,847	4,475,302
Sr. Unsec’d. Notes	4.900	07/15/32	2,600	2,651,866
Sr. Unsec’d. Notes	5.050	07/12/29	1,914	1,971,703
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	246,881
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	846,652

				10,192,404

Shipbuilding 0.2%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	4.200	05/01/30	5,328	5,287,030

See Notes to Financial Statements.

PGIM Core Bond Fund 19

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 0.1%

SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500%	09/30/27	1,325	$1,323,923
Workday, Inc.,
Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,325,356

				3,649,279

Telecommunications 1.3%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	6,860	6,028,288
Sr. Unsec’d. Notes(a)	2.550	12/01/33	58	49,316
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,156,980
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,131,655
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	775,258
Sr. Unsec’d. Notes	4.500	05/15/35	205	196,056
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	2,020	2,079,694
Rogers Communications, Inc. (Canada),
Gtd. Notes(a)	5.300	02/15/34	3,365	3,405,957
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,494,880
Gtd. Notes	3.000	02/15/41	640	474,366
Gtd. Notes	3.750	04/15/27	970	967,532
Gtd. Notes	3.875	04/15/30	4,780	4,695,875
Gtd. Notes	4.375	04/15/40	380	339,198
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	7,214,692
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,492,516
Sr. Unsec’d. Notes	5.401	07/02/37	147	148,231

				32,650,494

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.300	09/15/51	875	604,922
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	3.500	05/01/50	1,585	1,142,618
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	2,200	2,103,915

				3,851,455

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,940,637

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	4.000	12/01/46	145	115,192

TOTAL CORPORATE BONDS
(cost $706,502,588)				690,794,383

MUNICIPAL BONDS 0.5%

Alabama 0.0%

Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	39,979

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California 0.0%

City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582%	05/15/39	245	$263,235
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,508
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	27,269

				318,012

Maryland 0.1%

Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433	05/31/56	1,800	1,719,349

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	289,461

New York 0.2%

City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	690,923
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,080,152
Port Authority of New York & New Jersey,
Revenue Bonds	5.072	07/15/53	2,525	2,397,651

				4,168,726

Pennsylvania 0.0%

Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	499,170
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	75,350
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	148,833

				723,353

Texas 0.1%

Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	783,375
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	416,337
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	271,468

				1,471,180

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,217,307
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	95,255

				2,312,562

TOTAL MUNICIPAL BONDS
(cost $12,360,101)				11,042,622

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.1%

Alternative Loan Trust,
Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,504
Angel Oak Mortgage Trust,
Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70	2,218	2,225,017
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	4,661	4,559,535
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	99	53,513

See Notes to Financial Statements.

PGIM Core Bond Fund 21

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A	5.000%(cc)	05/25/63	2,620	$2,633,672
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	1,808	1,827,256
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,551	1,434,378
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,326	1,184,373
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,235	2,225,468
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.197(c)	10/25/43	490	491,380
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	4.697(c)	05/25/45	1,754	1,755,592
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	554
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	915	879,294
Fannie Mae Interest Strips,
Series 430, Class C56, IO	3.000	08/25/52	1,494	259,888
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	460	464,531
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	2.238(c)	04/25/50	1,023	132,641
Series 2020-101, Class AI, IO	3.500	01/25/51	5,398	1,025,207
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)	5.297(c)	02/25/55	1,156	1,170,388
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.347(c)	01/25/34	68	68,138
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	48	50,580
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	605	580,548
Series 4978, Class MI, IO	4.000	05/25/40	1,509	223,975
Series 5019, Class IP, IO	3.000	10/25/50	715	126,894
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,191	81,782
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	394	7,232
Freddie Mac Strips,
Series 405, Class C20, IO	4.000	05/25/53	5,324	1,144,043
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	4.647(c)	01/25/45	4,553	4,558,502
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	458	424,484
Series 2016-46, Class JE	2.500	11/20/45	101	94,015
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.070(c)	09/20/48	1,405	31,699
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.050(c)	10/20/48	1,789	39,190
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.010(c)	11/20/48	1,628	40,996
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	2.408(c)	07/16/43	3,235	237,539
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	5,862	50,778
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	2,861	50,683
Series 2020-126, Class BI, IO	3.000	08/20/50	2,736	455,930
Series 2021-114, Class TI, IO	3.000	06/20/51	3,607	495,619
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	643	262
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,490	74,624
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.147(c)	04/20/52	101	2,574
Series 2022-093, Class IO, IO	3.000	08/20/51	10,240	1,103,725
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)	2.287(c)	07/20/52	2,575	203,868
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.057(c)	07/20/52	5,265	99,670
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)	0.247(c)	07/20/52	14,219	304,020
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,022	32,887
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	1.197(c)	10/20/52	21,072	945,170
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66	1,700	1,705,507
HOMES Trust,
Series 2026-NQM01, Class A1, 144A	4.800(cc)	09/25/70	2,200	2,200,746
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	229	229,486

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60	1,535		$1,415,126
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	16		16,395
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.537(c)	01/25/48	34		33,731
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.437(c)	06/25/57	78		76,962
Series 2025-NQM21, Class A1FC, 144A	4.917(cc)	10/25/65	3,912		3,927,941
PRPM LLC,
Series 2024-RPL04, Class A1, 144A	4.000(cc)	12/25/54	3,704		3,643,243
Sequoia Mortgage Trust,
Series 10, Class 2A11 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	4.550(c)	10/20/27	—	(r)	382
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A11 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.290(c)	07/19/35	12		11,635
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.787(c)	10/25/59	63		63,550
Series 2020-04, Class A1, 144A	1.750	10/25/60	453		415,515
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	807		785,601
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	1,232		1,206,413
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	06/25/42	15		14,274
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	08/25/42	1		919
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	4.367(c)	10/25/45	117		113,868

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $49,575,248)					49,714,912

SOVEREIGN BONDS 1.6%

Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555		504,530
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290		287,970
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A	5.375	09/26/30	2,190		2,237,633
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420		1,407,220
Sr. Unsec’d. Notes(a)	5.600	01/15/35	4,950		5,180,620
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	4,014		4,139,128
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970		836,140
Sr. Unsec’d. Notes	6.000	05/07/36	1,527		1,540,743
Sr. Unsec’d. Notes	6.875	05/13/37	3,290		3,490,690
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A	4.750	06/15/26	3,073		3,073,953
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200		152,775
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	701		648,425
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	175		155,400
Sr. Unsec’d. Notes	3.300	03/15/28	110		108,991
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100		99,455
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45		45,091
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y	5.375	02/12/35	3,355		3,442,666

See Notes to Financial Statements.

PGIM Core Bond Fund 23

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.750%	09/16/30	7,960	$8,203,098
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,503,425

TOTAL SOVEREIGN BONDS
(cost $38,286,567)				39,057,953

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.6%

Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,499	2,271,670
Federal Home Loan Mortgage Corp.	1.500	02/01/36	659	596,550
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,578	1,225,063
Federal Home Loan Mortgage Corp.	2.000	01/01/32	174	166,747
Federal Home Loan Mortgage Corp.	2.000	10/01/40	317	280,694
Federal Home Loan Mortgage Corp.	2.000	09/01/50	10,735	8,800,077
Federal Home Loan Mortgage Corp.	2.000	11/01/50	490	401,676
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,647	1,348,094
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,131	1,742,688
Federal Home Loan Mortgage Corp.	2.000	04/01/51	88	71,887
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,113	910,643
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,431	4,435,516
Federal Home Loan Mortgage Corp.	2.000	07/01/51	3,753	3,063,912
Federal Home Loan Mortgage Corp.	2.000	09/01/51	389	320,774
Federal Home Loan Mortgage Corp.	2.500	01/01/29	66	65,214
Federal Home Loan Mortgage Corp.	2.500	10/01/32	204	196,643
Federal Home Loan Mortgage Corp.	2.500	12/01/32	397	383,981
Federal Home Loan Mortgage Corp.	2.500	10/01/35	1,741	1,661,525
Federal Home Loan Mortgage Corp.	2.500	09/01/46	130	113,766
Federal Home Loan Mortgage Corp.	2.500	11/01/46	408	356,716
Federal Home Loan Mortgage Corp.	2.500	11/01/49	693	600,236
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,296	1,970,186
Federal Home Loan Mortgage Corp.	2.500	03/01/51	829	714,231
Federal Home Loan Mortgage Corp.	2.500	04/01/51	9,357	8,019,120
Federal Home Loan Mortgage Corp.	2.500	05/01/51	3,404	2,915,946
Federal Home Loan Mortgage Corp.	2.500	07/01/51	387	331,029
Federal Home Loan Mortgage Corp.	2.500	08/01/51	775	663,379
Federal Home Loan Mortgage Corp.	2.500	10/01/51	63	53,576
Federal Home Loan Mortgage Corp.	2.500	10/01/51	254	219,492
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,103	4,365,269
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,678	2,290,321
Federal Home Loan Mortgage Corp.	2.500	01/01/52	407	348,047
Federal Home Loan Mortgage Corp.	2.500	04/01/52	4,519	3,880,090
Federal Home Loan Mortgage Corp.	2.500	04/01/52	9,466	8,068,452
Federal Home Loan Mortgage Corp.	3.000	02/01/32	367	358,926
Federal Home Loan Mortgage Corp.	3.000	01/01/37	101	95,909
Federal Home Loan Mortgage Corp.	3.000	12/01/37	40	38,106
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,118	1,033,794
Federal Home Loan Mortgage Corp.	3.000	07/01/43	189	174,808
Federal Home Loan Mortgage Corp.	3.000	06/01/46	316	288,651
Federal Home Loan Mortgage Corp.	3.000	09/01/46	1,833	1,669,813
Federal Home Loan Mortgage Corp.	3.000	12/01/46	6,576	5,983,877
Federal Home Loan Mortgage Corp.	3.000	01/01/47	333	301,938
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,060	1,847,693
Federal Home Loan Mortgage Corp.	3.000	09/01/50	1,909	1,697,451
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,519	3,126,143
Federal Home Loan Mortgage Corp.	3.000	06/01/52	5,235	4,648,923
Federal Home Loan Mortgage Corp.	3.500	06/01/37	489	474,007
Federal Home Loan Mortgage Corp.	3.500	11/01/37	94	90,553
Federal Home Loan Mortgage Corp.	3.500	06/01/42	138	131,388
Federal Home Loan Mortgage Corp.	3.500	06/01/42	145	137,713
Federal Home Loan Mortgage Corp.	3.500	07/01/42	143	135,698
Federal Home Loan Mortgage Corp.	3.500	09/01/42	180	171,464
Federal Home Loan Mortgage Corp.	3.500	10/01/42	222	211,239

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	3.500%	06/01/43	97	$91,867
Federal Home Loan Mortgage Corp.	3.500	05/01/45	121	115,072
Federal Home Loan Mortgage Corp.	3.500	01/01/47	90	85,185
Federal Home Loan Mortgage Corp.	3.500	02/01/47	204	191,774
Federal Home Loan Mortgage Corp.	3.500	11/01/47	135	126,734
Federal Home Loan Mortgage Corp.	3.500	03/01/48	2,881	2,715,331
Federal Home Loan Mortgage Corp.	3.500	08/01/48	54	50,766
Federal Home Loan Mortgage Corp.	3.500	10/01/48	205	191,697
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,181	1,113,263
Federal Home Loan Mortgage Corp.	3.500	01/01/52	121	112,092
Federal Home Loan Mortgage Corp.	3.500	05/01/52	5,371	4,973,367
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,303	1,286,711
Federal Home Loan Mortgage Corp.	4.000	12/01/40	39	38,325
Federal Home Loan Mortgage Corp.	4.000	01/01/41	147	143,486
Federal Home Loan Mortgage Corp.	4.000	04/01/42	124	121,716
Federal Home Loan Mortgage Corp.	4.000	10/01/45	76	74,483
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,069	1,048,311
Federal Home Loan Mortgage Corp.	4.000	05/01/46	68	66,219
Federal Home Loan Mortgage Corp.	4.000	08/01/46	114	110,446
Federal Home Loan Mortgage Corp.	4.000	11/01/47	69	66,934
Federal Home Loan Mortgage Corp.	4.000	04/01/48	107	104,326
Federal Home Loan Mortgage Corp.	4.000	05/01/48	122	118,721
Federal Home Loan Mortgage Corp.	4.000	07/01/48	230	223,788
Federal Home Loan Mortgage Corp.	4.000	07/01/49	300	293,171
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,280	1,238,798
Federal Home Loan Mortgage Corp.	4.000	09/01/52	8,915	8,530,341
Federal Home Loan Mortgage Corp.	4.000	10/01/52	9,229	8,843,583
Federal Home Loan Mortgage Corp.	4.000	02/01/53	1,126	1,085,055
Federal Home Loan Mortgage Corp.	4.500	06/01/42	48	47,626
Federal Home Loan Mortgage Corp.	4.500	09/01/44	62	62,623
Federal Home Loan Mortgage Corp.	4.500	07/01/45	148	149,125
Federal Home Loan Mortgage Corp.	4.500	04/01/47	575	574,631
Federal Home Loan Mortgage Corp.	4.500	07/01/47	66	65,651
Federal Home Loan Mortgage Corp.	4.500	07/01/47	153	152,445
Federal Home Loan Mortgage Corp.	4.500	11/01/47	257	256,859
Federal Home Loan Mortgage Corp.	4.500	02/01/48	71	71,124
Federal Home Loan Mortgage Corp.	4.500	07/01/48	165	164,433
Federal Home Loan Mortgage Corp.	4.500	05/01/52	353	347,449
Federal Home Loan Mortgage Corp.	4.500	06/01/52	5,647	5,555,908
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,346	3,288,586
Federal Home Loan Mortgage Corp.	4.500	08/01/52	3,097	3,046,712
Federal Home Loan Mortgage Corp.	4.500	09/01/52	9,049	8,906,549
Federal Home Loan Mortgage Corp.	4.500	10/01/52	3,569	3,510,439
Federal Home Loan Mortgage Corp.	4.500	07/01/53	1,439	1,414,994
Federal Home Loan Mortgage Corp.	4.500	09/01/53	1,744	1,711,736
Federal Home Loan Mortgage Corp.	5.000	08/01/40	143	146,950
Federal Home Loan Mortgage Corp.	5.000	12/01/47	93	94,259
Federal Home Loan Mortgage Corp.	5.000	02/01/48	168	171,422
Federal Home Loan Mortgage Corp.	5.000	10/01/52	3,953	3,969,033
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,554	1,563,646
Federal Home Loan Mortgage Corp.	5.000	01/01/53	7,894	7,924,258
Federal Home Loan Mortgage Corp.	5.000	06/01/53	7,506	7,532,047
Federal Home Loan Mortgage Corp.	5.000	11/01/53	1,577	1,580,399
Federal Home Loan Mortgage Corp.	5.000	10/01/54	1,535	1,535,042
Federal Home Loan Mortgage Corp.	5.500	02/01/53	13,003	13,231,766
Federal Home Loan Mortgage Corp.	5.500	04/01/54	7,430	7,538,139
Federal Home Loan Mortgage Corp.	5.500	02/01/55	5,601	5,681,511
Federal National Mortgage Assoc.	0.875	08/05/30	235	206,992
Federal National Mortgage Assoc.	1.500	01/01/36	1,723	1,562,474
Federal National Mortgage Assoc.	1.500	04/01/36	725	656,381
Federal National Mortgage Assoc.	1.500	02/01/42	391	330,637
Federal National Mortgage Assoc.	1.500	10/01/50	328	254,268
Federal National Mortgage Assoc.	1.500	11/01/50	930	720,995

See Notes to Financial Statements.

PGIM Core Bond Fund 25

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	1.500%	12/01/50	7,100	$5,502,196
Federal National Mortgage Assoc.	1.500	01/01/51	3,473	2,695,621
Federal National Mortgage Assoc.	1.500	06/01/51	613	475,166
Federal National Mortgage Assoc.	1.500	07/01/51	728	564,200
Federal National Mortgage Assoc.	2.000	03/01/31	817	785,742
Federal National Mortgage Assoc.	2.000	01/01/32	1,723	1,640,494
Federal National Mortgage Assoc.	2.000	08/01/40	1,606	1,427,426
Federal National Mortgage Assoc.	2.000	02/01/41	1,523	1,341,057
Federal National Mortgage Assoc.	2.000	05/01/41	3,063	2,690,417
Federal National Mortgage Assoc.	2.000	10/01/50	10,576	8,665,543
Federal National Mortgage Assoc.	2.000	11/01/50	322	263,703
Federal National Mortgage Assoc.	2.000	12/01/50	34	28,094
Federal National Mortgage Assoc.	2.000	01/01/51	3,150	2,580,026
Federal National Mortgage Assoc.	2.000	02/01/51	3,315	2,713,032
Federal National Mortgage Assoc.	2.000	02/01/51	7,172	5,859,099
Federal National Mortgage Assoc.	2.000	03/01/51	4,902	4,009,359
Federal National Mortgage Assoc.	2.000	04/01/51	2,500	2,042,206
Federal National Mortgage Assoc.	2.000	04/01/51	3,785	3,094,742
Federal National Mortgage Assoc.	2.000	05/01/51	15,699	12,830,331
Federal National Mortgage Assoc.	2.000	07/01/51	1,830	1,494,233
Federal National Mortgage Assoc.	2.000	08/01/51	1,861	1,518,213
Federal National Mortgage Assoc.	2.500	TBA	3,000	2,546,018
Federal National Mortgage Assoc.	2.500	05/01/30	99	96,591
Federal National Mortgage Assoc.	2.500	07/01/32	509	490,829
Federal National Mortgage Assoc.	2.500	08/01/32	572	552,224
Federal National Mortgage Assoc.	2.500	09/01/32	538	519,280
Federal National Mortgage Assoc.	2.500	07/01/35	1,818	1,746,602
Federal National Mortgage Assoc.	2.500	11/01/36	1,719	1,633,213
Federal National Mortgage Assoc.	2.500	02/01/43	54	48,066
Federal National Mortgage Assoc.	2.500	06/01/46	268	237,438
Federal National Mortgage Assoc.	2.500	09/01/46	137	119,884
Federal National Mortgage Assoc.	2.500	10/01/46	84	73,574
Federal National Mortgage Assoc.	2.500	10/01/46	151	131,126
Federal National Mortgage Assoc.	2.500	03/01/50	560	483,590
Federal National Mortgage Assoc.	2.500	08/01/50	1,416	1,215,056
Federal National Mortgage Assoc.	2.500	08/01/50	3,590	3,079,701
Federal National Mortgage Assoc.	2.500	11/01/50	2,506	2,171,829
Federal National Mortgage Assoc.	2.500	12/01/50	230	199,030
Federal National Mortgage Assoc.	2.500	01/01/51	545	472,479
Federal National Mortgage Assoc.	2.500	04/01/51	4,578	3,922,369
Federal National Mortgage Assoc.	2.500	05/01/51	1,872	1,603,812
Federal National Mortgage Assoc.	2.500	07/01/51	3,357	2,864,737
Federal National Mortgage Assoc.	2.500	09/01/51	401	343,446
Federal National Mortgage Assoc.	2.500	10/01/51	724	619,349
Federal National Mortgage Assoc.	2.500	11/01/51	2,826	2,417,296
Federal National Mortgage Assoc.	2.500	12/01/51	434	374,910
Federal National Mortgage Assoc.	2.500	02/01/52	394	336,590
Federal National Mortgage Assoc.	2.500	02/01/52	756	652,074
Federal National Mortgage Assoc.	3.000	TBA	11,500	10,191,151
Federal National Mortgage Assoc.	3.000	06/01/30	55	54,520
Federal National Mortgage Assoc.	3.000	05/01/31	25	24,868
Federal National Mortgage Assoc.	3.000	12/01/31	72	70,813
Federal National Mortgage Assoc.	3.000	05/01/32	82	79,982
Federal National Mortgage Assoc.	3.000	09/01/32	30	29,371
Federal National Mortgage Assoc.	3.000	11/01/36	70	66,136
Federal National Mortgage Assoc.	3.000	05/01/37	4,521	4,341,887
Federal National Mortgage Assoc.	3.000	10/01/42	94	87,282
Federal National Mortgage Assoc.	3.000	10/01/42	149	137,964
Federal National Mortgage Assoc.	3.000	02/01/43	140	129,959
Federal National Mortgage Assoc.	3.000	04/01/43	176	163,084
Federal National Mortgage Assoc.	3.000	06/01/43	234	216,429
Federal National Mortgage Assoc.	3.000	12/01/45	329	303,862
Federal National Mortgage Assoc.	3.000	05/01/46	410	374,013

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	3.000%	09/01/46	434	$400,926
Federal National Mortgage Assoc.	3.000	10/01/46	1,334	1,210,532
Federal National Mortgage Assoc.	3.000	11/01/46	493	448,310
Federal National Mortgage Assoc.	3.000	11/01/46	1,055	958,720
Federal National Mortgage Assoc.	3.000	03/01/47	363	329,554
Federal National Mortgage Assoc.	3.000	04/01/47	760	691,081
Federal National Mortgage Assoc.	3.000	12/01/49	1,848	1,659,229
Federal National Mortgage Assoc.	3.000	01/01/50	770	684,570
Federal National Mortgage Assoc.	3.000	02/01/50	685	617,898
Federal National Mortgage Assoc.	3.000	02/01/50	1,388	1,245,198
Federal National Mortgage Assoc.	3.000	03/01/50	333	298,277
Federal National Mortgage Assoc.	3.000	01/01/51	884	790,331
Federal National Mortgage Assoc.	3.000	05/01/51	945	843,332
Federal National Mortgage Assoc.	3.000	06/01/51	3,551	3,149,558
Federal National Mortgage Assoc.	3.000	01/01/52	2,076	1,866,087
Federal National Mortgage Assoc.	3.000	02/01/52	1,478	1,313,484
Federal National Mortgage Assoc.	3.000	03/01/52	2,852	2,533,487
Federal National Mortgage Assoc.	3.000	03/01/52	2,912	2,615,089
Federal National Mortgage Assoc.	3.000	04/01/52	7,344	6,528,373
Federal National Mortgage Assoc.	3.500	12/01/29	23	22,402
Federal National Mortgage Assoc.	3.500	12/01/30	33	32,375
Federal National Mortgage Assoc.	3.500	07/01/31	129	127,543
Federal National Mortgage Assoc.	3.500	08/01/31	157	155,338
Federal National Mortgage Assoc.	3.500	02/01/33	62	61,282
Federal National Mortgage Assoc.	3.500	05/01/33	25	24,831
Federal National Mortgage Assoc.	3.500	10/01/41	54	51,706
Federal National Mortgage Assoc.	3.500	04/01/42	120	114,106
Federal National Mortgage Assoc.	3.500	05/01/42	119	112,371
Federal National Mortgage Assoc.	3.500	05/01/42	751	717,595
Federal National Mortgage Assoc.	3.500	06/01/42	317	301,004
Federal National Mortgage Assoc.	3.500	10/01/42	184	176,431
Federal National Mortgage Assoc.	3.500	10/01/42	203	192,959
Federal National Mortgage Assoc.	3.500	10/01/42	409	388,026
Federal National Mortgage Assoc.	3.500	06/01/43	106	100,166
Federal National Mortgage Assoc.	3.500	06/01/45	124	117,060
Federal National Mortgage Assoc.	3.500	06/01/45	199	188,719
Federal National Mortgage Assoc.	3.500	09/01/45	175	165,916
Federal National Mortgage Assoc.	3.500	10/01/45	185	175,050
Federal National Mortgage Assoc.	3.500	01/01/46	61	57,630
Federal National Mortgage Assoc.	3.500	01/01/46	152	143,587
Federal National Mortgage Assoc.	3.500	04/01/46	1,642	1,551,857
Federal National Mortgage Assoc.	3.500	11/01/46	75	70,459
Federal National Mortgage Assoc.	3.500	06/01/47	270	254,639
Federal National Mortgage Assoc.	3.500	07/01/47	173	163,037
Federal National Mortgage Assoc.	3.500	07/01/47	798	758,906
Federal National Mortgage Assoc.	3.500	08/01/47	130	121,735
Federal National Mortgage Assoc.	3.500	09/01/47	216	203,160
Federal National Mortgage Assoc.	3.500	10/01/47	767	722,150
Federal National Mortgage Assoc.	3.500	11/01/47	700	656,006
Federal National Mortgage Assoc.	3.500	01/01/48	129	121,167
Federal National Mortgage Assoc.	3.500	01/01/48	186	174,956
Federal National Mortgage Assoc.	3.500	01/01/48	2,617	2,452,197
Federal National Mortgage Assoc.	3.500	04/01/48	352	328,914
Federal National Mortgage Assoc.	3.500	06/01/48	529	495,734
Federal National Mortgage Assoc.	3.500	08/01/48	279	261,540
Federal National Mortgage Assoc.	3.500	10/01/48	187	175,231
Federal National Mortgage Assoc.	3.500	11/01/48	137	127,360
Federal National Mortgage Assoc.	3.500	03/01/49	628	591,597
Federal National Mortgage Assoc.	3.500	06/01/49	259	243,569
Federal National Mortgage Assoc.	3.500	07/01/49	7,019	6,593,566
Federal National Mortgage Assoc.	3.500	08/01/51	33	30,516
Federal National Mortgage Assoc.	3.500	02/01/52	367	342,074
Federal National Mortgage Assoc.	3.500	05/01/52	10,157	9,404,411

See Notes to Financial Statements.

PGIM Core Bond Fund 27

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	3.500%	06/01/52	5,763	$5,335,852
Federal National Mortgage Assoc.	4.000	TBA	9,000	8,594,375
Federal National Mortgage Assoc.	4.000	09/01/40	91	89,316
Federal National Mortgage Assoc.	4.000	11/01/40	384	377,977
Federal National Mortgage Assoc.	4.000	02/01/41	153	150,644
Federal National Mortgage Assoc.	4.000	02/01/41	251	246,499
Federal National Mortgage Assoc.	4.000	12/01/41	163	160,193
Federal National Mortgage Assoc.	4.000	10/01/43	124	122,783
Federal National Mortgage Assoc.	4.000	09/01/44	71	69,176
Federal National Mortgage Assoc.	4.000	10/01/44	158	154,178
Federal National Mortgage Assoc.	4.000	12/01/45	56	54,962
Federal National Mortgage Assoc.	4.000	04/01/46	54	52,276
Federal National Mortgage Assoc.	4.000	08/01/46	84	81,534
Federal National Mortgage Assoc.	4.000	09/01/46	739	725,843
Federal National Mortgage Assoc.	4.000	02/01/47	266	259,366
Federal National Mortgage Assoc.	4.000	03/01/47	363	351,169
Federal National Mortgage Assoc.	4.000	06/01/47	214	208,486
Federal National Mortgage Assoc.	4.000	10/01/47	68	65,858
Federal National Mortgage Assoc.	4.000	11/01/47	131	127,721
Federal National Mortgage Assoc.	4.000	12/01/47	138	135,076
Federal National Mortgage Assoc.	4.000	02/01/48	129	124,724
Federal National Mortgage Assoc.	4.000	09/01/48	1,009	981,780
Federal National Mortgage Assoc.	4.000	10/01/48	184	179,475
Federal National Mortgage Assoc.	4.000	03/01/49	523	508,332
Federal National Mortgage Assoc.	4.000	03/01/49	804	782,108
Federal National Mortgage Assoc.	4.000	07/01/49	178	171,656
Federal National Mortgage Assoc.	4.000	01/01/50	1,510	1,466,546
Federal National Mortgage Assoc.	4.000	05/01/50	1,613	1,559,144
Federal National Mortgage Assoc.	4.000	05/01/52	1,130	1,081,926
Federal National Mortgage Assoc.	4.000	06/01/52	15,125	14,482,389
Federal National Mortgage Assoc.	4.000	07/01/52	489	468,787
Federal National Mortgage Assoc.	4.000	07/01/52	1,076	1,035,286
Federal National Mortgage Assoc.	4.000	08/01/52	532	509,268
Federal National Mortgage Assoc.	4.000	09/01/52	170	162,726
Federal National Mortgage Assoc.	4.336(s)	03/17/31	520	423,613
Federal National Mortgage Assoc.	4.500	TBA	1,500	1,469,425
Federal National Mortgage Assoc.	4.500	08/01/40	44	43,850
Federal National Mortgage Assoc.	4.500	04/01/41	53	52,981
Federal National Mortgage Assoc.	4.500	06/01/41	103	103,944
Federal National Mortgage Assoc.	4.500	08/01/41	62	62,073
Federal National Mortgage Assoc.	4.500	08/01/41	153	153,605
Federal National Mortgage Assoc.	4.500	08/01/44	160	159,831
Federal National Mortgage Assoc.	4.500	01/01/45	82	82,010
Federal National Mortgage Assoc.	4.500	11/01/47	98	96,867
Federal National Mortgage Assoc.	4.500	06/01/48	132	131,188
Federal National Mortgage Assoc.	4.500	07/01/48	1,141	1,126,565
Federal National Mortgage Assoc.	4.500	12/01/48	105	103,992
Federal National Mortgage Assoc.	4.500	02/01/49	33	32,870
Federal National Mortgage Assoc.	4.500	07/01/52	1,852	1,821,715
Federal National Mortgage Assoc.	4.500	08/01/52	640	629,654
Federal National Mortgage Assoc.	4.500	09/01/52	6,872	6,759,842
Federal National Mortgage Assoc.	4.500	12/01/52	1,213	1,193,378
Federal National Mortgage Assoc.	4.500	01/01/53	4,956	4,874,375
Federal National Mortgage Assoc.	5.000	TBA	19,000	18,994,765
Federal National Mortgage Assoc.	5.000	09/01/30	5	5,061
Federal National Mortgage Assoc.	5.000	10/01/40	72	74,050
Federal National Mortgage Assoc.	5.000	03/01/42	148	151,340
Federal National Mortgage Assoc.	5.000	10/01/47	124	125,891
Federal National Mortgage Assoc.	5.000	01/01/48	31	31,451
Federal National Mortgage Assoc.	5.000	06/01/49	754	767,558
Federal National Mortgage Assoc.	5.000	07/01/52	6,051	6,075,372
Federal National Mortgage Assoc.	5.000	08/01/52	1,064	1,067,833
Federal National Mortgage Assoc.	5.000	09/01/52	1,125	1,129,777

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	5.000%	10/01/52	1,273		$1,278,074
Federal National Mortgage Assoc.	5.000	02/01/53	1,229		1,234,051
Federal National Mortgage Assoc.	5.000	03/01/53	13,047		13,097,763
Federal National Mortgage Assoc.	5.500	01/01/40	73		75,546
Federal National Mortgage Assoc.	5.500	04/01/53	1,603		1,630,959
Federal National Mortgage Assoc.(k)	5.500	05/01/53	15,433		15,701,079
Federal National Mortgage Assoc.	5.500	11/01/53	4,247		4,317,241
Federal National Mortgage Assoc.	6.000	10/01/36	38		40,119
Federal National Mortgage Assoc.	6.000	07/01/41	42		43,896
Federal National Mortgage Assoc.	6.000	01/01/53	6,922		7,118,280
Federal National Mortgage Assoc.	6.000	03/01/53	1,670		1,721,205
Federal National Mortgage Assoc.	6.000	09/01/53	3,056		3,144,139
Federal National Mortgage Assoc.	6.000	11/01/53	1,463		1,504,932
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485		543,786
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80		89,946
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—	(r)	112
Government National Mortgage Assoc.	2.000	10/20/50	6,178		5,141,575
Government National Mortgage Assoc.	2.000	01/20/51	2,341		1,947,978
Government National Mortgage Assoc.	2.000	03/20/51	895		745,312
Government National Mortgage Assoc.	2.000	07/20/51	4,694		3,906,983
Government National Mortgage Assoc.	2.000	11/20/51	420		349,833
Government National Mortgage Assoc.	2.000	04/20/52	434		360,850
Government National Mortgage Assoc.	2.500	12/20/46	194		171,565
Government National Mortgage Assoc.	2.500	10/20/50	3,535		3,070,668
Government National Mortgage Assoc.	2.500	01/20/51	3,720		3,226,633
Government National Mortgage Assoc.	3.000	07/20/42	289		267,693
Government National Mortgage Assoc.	3.000	03/20/43	197		182,623
Government National Mortgage Assoc.	3.000	08/20/43	37		34,223
Government National Mortgage Assoc.	3.000	09/20/43	73		67,517
Government National Mortgage Assoc.	3.000	01/20/44	70		64,652
Government National Mortgage Assoc.	3.000	05/20/45	69		63,583
Government National Mortgage Assoc.	3.000	08/15/45	78		71,091
Government National Mortgage Assoc.	3.000	05/20/46	431		394,618
Government National Mortgage Assoc.	3.000	07/20/46	686		628,477
Government National Mortgage Assoc.	3.000	08/20/46	38		34,554
Government National Mortgage Assoc.	3.000	03/20/47	449		410,637
Government National Mortgage Assoc.	3.000	11/20/47	3,719		3,396,409
Government National Mortgage Assoc.	3.000	01/20/48	57		52,349
Government National Mortgage Assoc.	3.000	08/20/48	931		852,102
Government National Mortgage Assoc.	3.000	07/20/49	320		290,333
Government National Mortgage Assoc.	3.000	09/20/49	397		360,150
Government National Mortgage Assoc.	3.000	12/20/49	444		401,944
Government National Mortgage Assoc.	3.000	01/20/50	2,057		1,864,573
Government National Mortgage Assoc.	3.500	01/15/42	48		45,082
Government National Mortgage Assoc.	3.500	12/20/42	140		132,694
Government National Mortgage Assoc.	3.500	01/20/43	208		197,488
Government National Mortgage Assoc.	3.500	02/20/43	95		89,361
Government National Mortgage Assoc.	3.500	08/20/43	336		318,034
Government National Mortgage Assoc.	3.500	10/20/43	443		419,368
Government National Mortgage Assoc.	3.500	03/20/45	46		43,394
Government National Mortgage Assoc.	3.500	04/20/45	260		244,394
Government National Mortgage Assoc.	3.500	04/20/46	498		467,836
Government National Mortgage Assoc.	3.500	07/20/46	306		285,457
Government National Mortgage Assoc.	3.500	10/20/46	609		571,882
Government National Mortgage Assoc.	3.500	12/20/46	597		560,268
Government National Mortgage Assoc.	3.500	04/20/47	427		401,016
Government National Mortgage Assoc.	3.500	05/20/47	332		311,794
Government National Mortgage Assoc.	3.500	10/20/47	114		106,449
Government National Mortgage Assoc.	3.500	11/20/47	587		550,574
Government National Mortgage Assoc.	3.500	01/20/48	159		149,228
Government National Mortgage Assoc.	3.500	10/20/48	95		89,163
Government National Mortgage Assoc.	3.500	11/20/48	187		174,711

See Notes to Financial Statements.

PGIM Core Bond Fund 29

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Government National Mortgage Assoc.	3.500%	12/20/48	67	$63,147
Government National Mortgage Assoc.	3.500	02/20/49	161	150,353
Government National Mortgage Assoc.	3.500	05/20/49	250	234,169
Government National Mortgage Assoc.	3.500	06/20/49	3,256	3,043,026
Government National Mortgage Assoc.	3.500	08/20/49	4,974	4,633,390
Government National Mortgage Assoc.	3.500	11/20/49	2,211	2,061,464
Government National Mortgage Assoc.	3.500	11/20/50	4,577	4,266,026
Government National Mortgage Assoc.	3.500	04/20/51	1,581	1,469,977
Government National Mortgage Assoc.	3.500	02/20/52	1,864	1,723,841
Government National Mortgage Assoc.	3.500	05/20/52	6,625	6,146,436
Government National Mortgage Assoc.	4.000	12/20/40	107	103,527
Government National Mortgage Assoc.	4.000	06/20/41	46	44,474
Government National Mortgage Assoc.	4.000	11/15/41	61	59,305
Government National Mortgage Assoc.	4.000	12/20/42	112	108,071
Government National Mortgage Assoc.	4.000	04/20/43	75	71,735
Government National Mortgage Assoc.	4.000	10/20/43	63	60,690
Government National Mortgage Assoc.	4.000	12/20/43	138	133,653
Government National Mortgage Assoc.	4.000	09/20/44	81	78,698
Government National Mortgage Assoc.	4.000	08/20/45	134	129,014
Government National Mortgage Assoc.	4.000	10/20/45	63	61,350
Government National Mortgage Assoc.	4.000	03/20/46	122	118,196
Government National Mortgage Assoc.	4.000	11/20/46	90	87,168
Government National Mortgage Assoc.	4.000	03/20/47	80	76,933
Government National Mortgage Assoc.	4.000	05/20/47	126	121,113
Government National Mortgage Assoc.	4.000	07/20/47	493	476,004
Government National Mortgage Assoc.	4.000	11/20/47	333	321,057
Government National Mortgage Assoc.	4.000	12/20/47	79	76,142
Government National Mortgage Assoc.	4.000	04/20/48	57	54,975
Government National Mortgage Assoc.	4.000	06/20/48	1,078	1,037,440
Government National Mortgage Assoc.	4.000	07/20/48	151	144,725
Government National Mortgage Assoc.	4.000	08/20/48	2,249	2,162,261
Government National Mortgage Assoc.	4.000	09/20/48	134	128,649
Government National Mortgage Assoc.	4.000	10/20/48	4,667	4,491,351
Government National Mortgage Assoc.	4.000	11/20/48	56	54,145
Government National Mortgage Assoc.	4.000	01/20/49	68	65,043
Government National Mortgage Assoc.	4.000	02/20/49	137	131,296
Government National Mortgage Assoc.	4.000	03/20/49	84	81,015
Government National Mortgage Assoc.	4.000	04/20/49	408	390,956
Government National Mortgage Assoc.	4.000	01/20/50	46	43,974
Government National Mortgage Assoc.	4.000	02/20/50	66	63,759
Government National Mortgage Assoc.	4.000	07/20/50	101	96,447
Government National Mortgage Assoc.	4.000	06/20/52	1,550	1,479,002
Government National Mortgage Assoc.	4.000	08/20/52	876	835,579
Government National Mortgage Assoc.	4.000	10/20/52	4,223	4,027,405
Government National Mortgage Assoc.	4.500	12/20/41	228	229,128
Government National Mortgage Assoc.	4.500	10/20/43	34	33,543
Government National Mortgage Assoc.	4.500	01/20/44	46	45,824
Government National Mortgage Assoc.	4.500	04/20/44	152	152,260
Government National Mortgage Assoc.	4.500	03/20/45	37	36,909
Government National Mortgage Assoc.	4.500	07/20/46	75	75,220
Government National Mortgage Assoc.	4.500	08/20/46	65	64,524
Government National Mortgage Assoc.	4.500	11/20/46	58	57,561
Government National Mortgage Assoc.	4.500	01/20/47	366	365,808
Government National Mortgage Assoc.	4.500	01/20/48	46	46,145
Government National Mortgage Assoc.	4.500	02/20/48	293	291,811
Government National Mortgage Assoc.	4.500	03/20/48	32	31,604
Government National Mortgage Assoc.	4.500	07/20/48	50	50,125
Government National Mortgage Assoc.	4.500	08/20/48	19	19,181
Government National Mortgage Assoc.	4.500	12/20/48	96	94,991
Government National Mortgage Assoc.	4.500	05/20/52	1,986	1,955,337
Government National Mortgage Assoc.	4.500	10/20/52	7,691	7,571,266
Government National Mortgage Assoc.	4.500	08/20/53	5,954	5,846,202
Government National Mortgage Assoc.	4.500	11/20/54	4,706	4,600,338

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Government National Mortgage Assoc.	5.000%	TBA	500	$499,881
Government National Mortgage Assoc.	5.000	10/20/37	4	4,274
Government National Mortgage Assoc.	5.000	09/20/40	44	44,765
Government National Mortgage Assoc.	5.000	04/20/45	23	23,022
Government National Mortgage Assoc.	5.000	08/20/45	93	95,515
Government National Mortgage Assoc.	5.000	10/20/52	105	105,808
Government National Mortgage Assoc.	5.000	11/20/52	201	202,203
Government National Mortgage Assoc.	5.000	12/20/52	158	158,495
Government National Mortgage Assoc.	5.000	03/20/53	3,100	3,110,106
Government National Mortgage Assoc.	5.000	10/20/54	4,941	4,946,068
Government National Mortgage Assoc.	5.000	11/20/54	11,795	11,805,977
Government National Mortgage Assoc.	5.000	12/20/54	901	902,359
Government National Mortgage Assoc.	5.500	08/20/54	3,723	3,769,634
Government National Mortgage Assoc.	6.000	12/15/39	58	61,348
Government National Mortgage Assoc.	6.000	06/20/54	3,718	3,810,878
Government National Mortgage Assoc.	7.000	06/20/54	3,141	3,241,617
Government National Mortgage Assoc.	7.000	07/20/54	1,950	2,012,844
Government National Mortgage Assoc.	7.000	11/20/54	1,458	1,502,611
Government National Mortgage Assoc.	7.000	02/20/55	1,075	1,107,139
Government National Mortgage Assoc.	7.000	03/20/55	2,362	2,432,948
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	465	406,721
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	2,525	2,499,024
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	155	104,487

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $660,392,387)				646,861,258

U.S. TREASURY OBLIGATIONS 10.1%

U.S. Treasury Bonds	2.000	08/15/51	18,965	10,827,830
U.S. Treasury Bonds	2.375	02/15/42	6,425	4,712,336
U.S. Treasury Bonds	2.875	05/15/52	8,560	5,954,550
U.S. Treasury Bonds(h)	3.375	08/15/42	48,320	40,717,150
U.S. Treasury Bonds	3.875	02/15/43	3,765	3,374,970
U.S. Treasury Bonds(h)	4.000	11/15/52	71,135	61,398,397
U.S. Treasury Bonds	4.125	08/15/44	8,245	7,541,598
U.S. Treasury Bonds	4.250	08/15/54	20,485	18,423,697
U.S. Treasury Bonds	4.375	08/15/43	9,385	8,933,347
U.S. Treasury Bonds	4.625	05/15/44	4,950	4,840,945
U.S. Treasury Bonds	4.625	11/15/55	355	340,079
U.S. Treasury Bonds	4.750	11/15/43	16,085	16,019,655
U.S. Treasury Bonds	4.750	11/15/53	275	268,555
U.S. Treasury Bonds	5.000	05/15/45	22,080	22,563,000
U.S. Treasury Notes	3.750	01/31/31	390	389,040
U.S. Treasury Notes	3.875	09/30/32	11,605	11,517,962
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	182,410
U.S. Treasury Strips Coupon(k)	2.069(s)	05/15/41	32,525	15,436,543
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	533,611
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	633,422
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	816
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	149,701
U.S. Treasury Strips Coupon	2.508(s)	11/15/42	14,640	6,341,034
U.S. Treasury Strips Coupon	3.270(s)	11/15/45	865	316,113
U.S. Treasury Strips Coupon	4.097(s)	11/15/41	3,110	1,435,183
U.S. Treasury Strips Coupon	4.474(s)	02/15/41	3,675	1,770,607
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	29,715
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	368,957
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	86,394
U.S. Treasury Strips Coupon	5.038(s)	08/15/43	2,305	954,841

TOTAL U.S. TREASURY OBLIGATIONS
(cost $261,117,026)				246,062,458

See Notes to Financial Statements.

PGIM Core Bond Fund 31

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUNDS 7.1%

PGIM AAA CLO ETF	2,359,000	$121,582,860
PGIM Corporate Bond 0-5 Year ETF	575,000	29,074,760
PGIM Corporate Bond 5-10 Year ETF	450,000	22,867,875

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $172,777,987)(wa)		173,525,495

PREFERRED STOCK 0.0%

Independent Power & Renewable Electricity Producers
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, Maturing 06/01/28
(cost $32,812)	1,400	34,104

TOTAL LONG-TERM INVESTMENTS
(cost $2,498,943,242)		2,449,556,210

SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS 3.4%

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)	26,799,683	26,799,683
PGIM Institutional Money Market Fund (7-day effective yield 3.853%)
(cost $56,580,751; includes $56,427,247 of cash collateral for securities on loan)(b)(wa)	56,619,567	56,585,596

TOTAL AFFILIATED MUTUAL FUNDS
(cost $83,380,434)		83,385,279

OPTIONS PURCHASED*~ 0.0%
(cost $35,838)		30,715

TOTAL SHORT-TERM INVESTMENTS
(cost $83,416,272)		83,415,994

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1%
(cost $2,582,359,514)		2,532,972,204

OPTIONS WRITTEN*~ (0.0)%
(premiums received $30,096)		(24,161)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.1%
(cost $2,582,329,418)		2,532,948,043
Liabilities in excess of other assets(z) (4.1)%		(99,799,286)

NET ASSETS 100.0%		$2,433,148,757

Below is a list of the abbreviation(s) used in the semiannual report:
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
DAC—Designated Activity Company
ETF—Exchange-Traded Fund

See Notes to Financial Statements.

FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,257,303; cash collateral of $56,427,247 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38	31	78	$3,100

(cost $3,503)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	1,727	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	3,455	—

Total OTC Traded (cost $3,843)							$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	4,850	$27,614
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	4,850	1

Total OTC Swaptions (cost $28,492)								$27,615

Total Options Purchased (cost $35,838)								$30,715

See Notes to Financial Statements.

PGIM Core Bond Fund 33

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50	31	78	$(1,356)

(premiums received $1,665)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	4,850	$(14,368)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	4,850	(8,437)

Total OTC Swaptions (premiums received $28,431)								$(22,805)

Total Options Written (premiums received $30,096)								$(24,161)

Futures contracts outstanding at January 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
353	2 Year U.S. Treasury Notes	Mar. 2026	$73,597,742	$(75,646)
1,082	5 Year U.S. Treasury Notes	Mar. 2026	117,861,925	(200,816)
517	10 Year U.S. Treasury Notes	Mar. 2026	57,815,143	(315,725)
517	10 Year U.S. Ultra Treasury Notes	Mar. 2026	59,018,781	(663,089)

				(1,255,276)

Short Positions:
66	20 Year U.S. Treasury Bonds	Mar. 2026	7,598,250	29,368
27	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	3,170,813	5,021

				34,389

				$(1,220,887)

Credit default swap agreements outstanding at January 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of France	12/20/30	0.250%(Q)	1,990	$(12,317)	$(5,807)	$(6,510)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)	2,815	0.329%	$80,207	$68,024	$12,183	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	4,835	0.256%	37,144	29,475	7,669	GSI
Hellenic Republic	12/20/26	1.000%(Q)	2,309	0.061%	21,736	18,550	3,186	BARC
Hellenic Republic	06/20/27	1.000%(Q)	545	0.097%	7,340	5,254	2,086	BARC
Hellenic Republic	12/20/27	1.000%(Q)	410	0.113%	7,163	4,882	2,281	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)	1,910	0.169%	16,154	14,183	1,971	MSI
Kingdom of Norway	12/20/26	—%(Q)	5,500	0.039%	(1,898)	(2,423)	525	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at January 31, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):

Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		120	0.269%	$255	$119	$136	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		120	0.274%	473	339	134	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	1,607	0.029%	9,368	6,967	2,401	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		225	1.433%	125	(89)	214	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		190	1.433%	105	(75)	180	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		60	1.433%	33	(24)	57	BARC
Republic of France	06/20/27	0.250%(Q)		1,075	0.094%	2,593	1,818	775	BARC
Republic of France	12/20/30	0.250%(Q)		1,990	0.250%	602	(11,960)	12,562	BARC
Republic of France	06/20/35	0.250%(Q)		780	0.523%	(16,461)	(25,847)	9,386	BARC
Republic of France	06/20/35	0.250%(Q)		505	0.523%	(10,657)	(17,297)	6,640	BARC
Republic of Italy	06/20/26	1.000%(Q)		1,533	0.038%	7,491	5,610	1,881	BARC
Republic of Panama	03/20/26	1.000%(T)		348	0.478%	641	238	403	CITI
Republic of Panama	06/20/26	1.000%(Q)		779	0.478%	2,458	1,491	967	CITI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,690	0.111%	15,154	13,147	2,007	MSI
Slovak Republic	12/20/27	1.000%(Q)		800	0.134%	13,676	12,165	1,511	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,062	0.180%	8,873	7,700	1,173	MSI
State of Qatar	12/20/26	1.000%(Q)		1,140	0.095%	10,387	8,774	1,613	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	3,110	0.073%	3,587	1,847	1,740	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,140	0.156%	5,018	3,157	1,861	GSI

						$221,567	$146,025	$75,542

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):

CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	30,980	$(649,297)	$(733,664)	$(84,367)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to

See Notes to Financial Statements.

PGIM Core Bond Fund 35

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at January 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$(141,016)	$(141,016)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	415	(20,321)	(20,736)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	7,761	716,609	708,848
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(32,323)	(778,432)	(746,109)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,278,108	1,394,060	115,952

				$1,253,961	$1,170,900	$ (83,061)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	03/17/26	(7,775)	$256,576	$—	$ 256,576
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	BOA	03/11/26	29,165	(612,105)	—	(612,105)
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 3.890%	JPM	04/27/26	40,665	(1,115,015)	—	(1,115,015)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	19,925	(307,228)	—	(307,228)

					$(1,777,772)	$—	$(1,777,772)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$203,740	$(63,522)	$332,118	$(2,040,858)

See Notes to Financial Statements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,098,443

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$146,387,534	$—
Collateralized Loan Obligations	—	177,984,742	—
Consumer Loans	—	32,033,161	—
Equipment	—	7,820,467	—
Home Equity Loans	—	24,496,336	—
Other	—	943,450	—
Student Loans	—	3,001,759	—
Commercial Mortgage-Backed Securities	—	199,795,576	—
Corporate Bonds	—	690,794,383	—
Municipal Bonds	—	11,042,622	—
Residential Mortgage-Backed Securities	—	49,714,912	—
Sovereign Bonds	—	39,057,953	—
U.S. Government Agency Obligations	—	646,861,258	—
U.S. Treasury Obligations	—	246,062,458	—
Affiliated Exchange-Traded Funds	173,525,495	—	—
Preferred Stock.	34,104	—	—
Short-Term Investments
Affiliated Mutual Funds	83,385,279	—	—
Options Purchased	3,100	27,615	—

Total	$256,947,978	$2,276,024,226	$—

Liabilities
Options Written	$(1,356)	$(22,805)	$—

Other Financial Instruments*
Assets
Futures Contracts	$34,389	$—	$—
OTC Credit Default Swap Agreements	—	250,583	—
Centrally Cleared Interest Rate Swap Agreements	—	824,800	—
OTC Total Return Swap Agreement	—	256,576	—

Total	$34,389	$1,331,959	$—

Liabilities
Futures Contracts	$(1,255,276)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(84,367)	—
OTC Credit Default Swap Agreements	—	(41,333)	—
Centrally Cleared Interest Rate Swap Agreements	—	(907,861)	—
OTC Total Return Swap Agreements	—	(2,034,348)	—

Total	$(1,255,276)	$(3,067,909)	$—

See Notes to Financial Statements.

PGIM Core Bond Fund 37

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

U.S. Government Agency Obligations	26.6%
U.S. Treasury Obligations	10.1
Commercial Mortgage-Backed Securities	8.2
Banks	7.7
Collateralized Loan Obligations	7.3
Affiliated Exchange-Traded Funds	7.1
Automobiles	6.0
Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	3.4
Electric	2.2
Residential Mortgage-Backed Securities	2.1
Pipelines	1.8
Oil & Gas	1.7
Sovereign Bonds	1.6
Healthcare-Services	1.4
Telecommunications	1.3
Consumer Loans	1.3
Real Estate Investment Trusts (REITs)	1.2
Auto Manufacturers	1.1
Home Equity Loans	1.0
Aerospace & Defense	0.9
Insurance	0.8
Diversified Financial Services	0.7
Mining	0.6
Pharmaceuticals	0.6
Media	0.5
Agriculture	0.5
Internet	0.5
Municipal Bonds	0.5
Semiconductors	0.4
Lodging	0.4
Equipment	0.3
Building Materials	0.3
Retail	0.3
Chemicals	0.3
Computers	0.3

Iron/Steel	0.3%
Foods	0.3
Shipbuilding	0.2
Commercial Services	0.2
Engineering & Construction	0.2
Beverages	0.2
Real Estate	0.2
Office/Business Equipment	0.2
Transportation	0.2
Packaging & Containers	0.2
Software	0.1
Student Loans	0.1
Trucking & Leasing	0.1
Holding Companies-Diversified	0.1
Entertainment	0.1
Auto Parts & Equipment	0.1
Gas	0.1
Multi-National	0.1
Other	0.1
Healthcare-Products	0.0	*
Housewares	0.0	*
Home Builders	0.0	*
Airlines	0.0	*
Biotechnology	0.0	*
Water	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Options Purchased	0.0	*

	104.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$84,367	*

Credit contracts	Premiums paid for OTC swap agreements	203,740	Premiums received for OTC swap agreements	63,522

Credit contracts	Unrealized appreciation on OTC swap agreements	75,542	Unrealized depreciation on OTC swap agreements	6,510

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$34,389	*	Due from/to broker-variation margin futures	$1,255,276*

Interest rate contracts	Due from/to broker-variation margin swaps	824,800	*	Due from/to broker-variation margin swaps	907,861	*

Interest rate contracts	Unaffiliated investments Unrealized appreciation on	30,715		Options written outstanding, at value	24,161

Interest rate contracts	OTC swap agreements	256,576		Unrealized depreciation on OTC swap agreements	2,034,348

		$1,425,762			$4,376,045

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$ —	$ —	$—	$(253,429)

Interest rate contracts	(2,040)	268	4,979,439	(52,934)

Total	$(2,040)	$268	$4,979,439	$(306,363)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps

Credit contracts	$ —	$ —	$—	$36,843

Interest rate contracts	(6,136)	6,396	(3,359,466)	468,928

Total	$(6,136)	$6,396	$(3,359,466)	$505,771

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 13,394
Options Written (2)	3,557,500
Futures Contracts - Long Positions (2)	346,170,768
Futures Contracts - Short Positions (2)	14,241,429
Credit Default Swap Agreements - Buy Protection (2)	58,373,333
Credit Default Swap Agreements - Sell Protection (2)	32,275,235
Interest Rate Swap Agreements (2)	124,860,000
Total Return Swap Agreements (2)	97,508,278

*	Average volume is based on average quarter end balances for the six months ended January 31, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Core Bond Fund 39

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$55,257,303	$(55,257,303)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$112,905	$(70,032)	$42,873	$—	$42,873
BNP	27,615	(22,805)	4,810	—	4,810
BOA	—	(612,105)	(612,105)	612,105	—
CITI	3,827	—	3,827	—	3,827
GSI	122,369	—	122,369	(120,000)	2,369
JPM	256,576	(1,422,243)	(1,165,667)	1,165,667	—
MSI	40,181	—	40,181	—	40,181

	$563,473	$(2,127,185)	$(1,563,712)	$1,657,772	$94,060

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value, including securities on loan of $55,257,303:
Unaffiliated investments (cost $2,326,201,093)	$2,276,061,430
Affiliated investments (cost $256,158,421)	256,910,774
Foreign currency, at value (cost $29,119)	30,788
Receivable for investments sold	15,690,359
Dividends and interest receivable	15,683,725
Receivable for Fund shares sold	2,273,966
Unrealized appreciation on OTC swap agreements	332,118
Premiums paid for OTC swap agreements	203,740

Due from broker—variation margin swaps	7,508
Prepaid expenses	10,673

Total Assets	2,567,205,081

Liabilities
Payable for investments purchased	71,595,681
Payable to broker for collateral for securities on loan	56,427,247
Payable for Fund shares purchased	2,400,938
Unrealized depreciation on OTC swap agreements	2,040,858
Accrued expenses and other liabilities	837,072
Management fee payable	521,837
Dividends and Distributions payable	86,744
Premiums received for OTC swap agreements	63,522
Distribution fee payable	43,145
Options written outstanding, at value (premiums received $30,096)	24,161
Due to broker—variation margin futures	9,576
Affiliated transfer agent fee payable	5,543

Total Liabilities	134,056,324

Net Assets	$2,433,148,757

Net assets were comprised of:
Shares of beneficial interest, at par	$275,955
Paid-in capital in excess of par	2,645,480,928
Total distributable earnings (loss)	(212,608,126)

Net assets, January 31, 2026	$2,433,148,757

See Notes to Financial Statements.

PGIM Core Bond Fund 41

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Class A
Net asset value and redemption price per share, ($181,886,035 ÷ 20,632,963 shares of beneficial interest issued and outstanding)	$8.82
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.12

Class C
Net asset value, offering price and redemption price per share, ($5,344,089 ÷ 605,897 shares of beneficial interest issued and outstanding)	$8.82

Class R
Net asset value, offering price and redemption price per share, ($24,185 ÷ 2,744 shares of beneficial interest issued and outstanding)	$8.81

Class Z
Net asset value, offering price and redemption price per share, ($1,128,867,160 ÷ 128,058,996 shares of beneficial interest issued and outstanding)	$8.82

Class R6
Net asset value, offering price and redemption price per share, ($1,117,027,288 ÷ 126,654,447 shares of beneficial interest issued and outstanding)	$8.82

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Income
Interest income	$50,142,060
Affiliated dividend income	4,074,908
Income from securities lending, net (including affiliated income of $33,932)	33,935
Unaffiliated dividend income	975

Total income	54,251,878

Expenses
Management fee	3,772,079
Distribution fee(a)	249,244
Transfer agent’s fees and expenses (including affiliated expense of $15,818)(a)	414,706
Custodian and accounting fees	74,041
Shareholders’ reports	61,132
Registration fees(a)	56,628
Audit fee	37,780
Professional fees	25,970
Trustees’ fees	19,187
SEC registration fees	3,793
Miscellaneous	31,462

Total expenses	4,746,022
Less: Fee waiver and/or expense reimbursement(a)	(603,139)
Distribution fee waiver(a)	(30)

Net expenses	4,142,853

Net investment income (loss)	50,109,025

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(470))	716,376
Affiliated net capital gain distributions received	36,446
Futures transactions	4,979,439
Options written transactions	268
Swap agreement transactions	(306,363)
Foreign currency transactions	1,623

5,427,789

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $232,729)	33,386,847
Futures	(3,359,466)
Options written	6,396
Swap agreements	505,771
Foreign currencies	(388)

30,539,160

Net gain (loss) on investment and foreign currency transactions	35,966,949

Net Increase (Decrease) In Net Assets Resulting From Operations	$86,075,974

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	222,349	26,805	90	—	—
Transfer agent’s fees and expenses	54,510	3,189	81	334,082	22,844
Registration fees	11,511	7,303	3,141	17,509	17,164
Fee waiver and/or expense reimbursement	(19,259)	(7,583)	(3,207)	(411,798)	(161,292)
Distribution fee waiver	—	—	(30)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund 43

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$50,109,025	$91,797,738
Net realized gain (loss) on investment and foreign currency transactions	5,427,789	(35,465,373)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,539,160	18,470,470

Net increase (decrease) in net assets resulting from operations	86,075,974	74,802,835

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,597,871)	(7,061,289)
Class C	(86,893)	(188,853)
Class R	(448)	(833)
Class Z	(22,726,407)	(22,434,881)
Class R6	(24,720,467)	(65,980,502)

	(51,132,086)	(95,666,358)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	367,374,194	801,459,294
Net asset value of shares issued in reinvestment of dividends and distributions	50,643,944	94,034,548
Cost of shares purchased	(272,383,983)	(578,429,615)

Net increase (decrease) in net assets from Fund share transactions	145,634,155	317,064,227

Total increase (decrease)	180,578,043	296,200,704

Net Assets:
Beginning of period	2,252,570,714	1,956,370,010

End of period	$2,433,148,757	$2,252,570,714

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	January 31,		Year Ended July 31,

	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.68		$8.76	$8.62	$9.21		$10.53	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.33	0.27		0.16	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		(0.07)	0.17	(0.57)		(1.29)	(0.13)
Total from investment operations	0.32		0.28	0.50	(0.30)		(1.13)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.36)	(0.29)		(0.19)	(0.20)
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	-		-	(0.07)
Total dividends and distributions	(0.18)		(0.36)	(0.36)	(0.29)		(0.19)	(0.27)
Net asset value, end of period	$8.82		$8.68	$8.76	$8.62		$9.21	$10.53
Total Return(c):	3.70%		3.28%	5.97%	(3.20)%		(10.81)%	0.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$181,886		$167,933	$160,305	$141,074		$148,963	$216,235
Average net assets (000)	$176,429		$169,613	$147,083	$140,822		$180,069	$202,963
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%		0.65%	0.66%
Expenses before waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.68%	0.68%		0.68%	0.69%
Net investment income (loss)	3.96	%(e)	3.98%	3.90%	3.07%		1.62%	1.42%
Portfolio turnover rate(f)(g)	51%		121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended
	January 31,		Year Ended July 31,

	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.69		$8.76	$8.63	$9.21		$10.53	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.26	0.20		0.08	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		(0.06)	0.16	(0.56)		(1.29)	(0.15)
Total from investment operations	0.27		0.22	0.42	(0.36)		(1.21)	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.29)	(0.22)		(0.11)	(0.11)
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	-		-	(0.07)
Total dividends and distributions	(0.14)		(0.29)	(0.29)	(0.22)		(0.11)	(0.18)
Net asset value, end of period	$8.82		$8.69	$8.76	$8.63		$9.21	$10.53
Total Return(c):	3.17%		2.58%	5.01%	(3.87)%		(11.52)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,344		$5,347	$5,724	$5,920		$5,692	$7,664
Average net assets (000)	$5,317		$5,619	$5,899	$5,784		$6,519	$8,268
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.45	%(e)	1.45%	1.45%	1.45%		1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.73	%(e)	1.73%	1.71%	1.74%		1.64%	1.60%
Net investment income (loss)	3.16	%(e)	3.18%	3.10%	2.28%		0.84%	0.64%
Portfolio turnover rate(f)(g)	51%		121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended
	January 31,		Year Ended July 31,

	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.68		$8.75	$8.62	$9.20		$10.52	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32	0.31	0.24		0.13	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		(0.05)	0.15	(0.56)		(1.29)	(0.14)
Total from investment operations	0.30		0.27	0.46	(0.32)		(1.16)	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.33)	(0.26)		(0.16)	(0.17)
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	-		-	(0.07)
Total dividends and distributions	(0.17)		(0.34)	(0.33)	(0.26)		(0.16)	(0.24)
Net asset value, end of period	$8.81		$8.68	$8.75	$8.62		$9.20	$10.52
Total Return(c):	3.43%		3.09%	5.53%	(3.39)%		(11.10)%	(0.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$23	$21	$18		$18	$21
Average net assets (000)	$24		$22	$19	$17		$19	$18
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.95%	0.95%	0.95%		0.95%	0.95%
Expenses before waivers and/or expense reimbursement	27.96	%(e)	30.44%	39.64%	39.10%		38.21%	55.36%
Net investment income (loss)	3.65	%(e)	3.68%	3.60%	2.77%		1.34%	1.13%
Portfolio turnover rate(f)(g)	51%		121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 47

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	January 31,		Year Ended July 31,

	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$8.68		$8.76	$8.62	$9.21		$10.53	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	0.36	0.30		0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		(0.06)	0.17	(0.57)		(1.30)	(0.14)
Total from investment operations	0.33		0.31	0.53	(0.27)		(1.10)	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.39)	(0.32)		(0.22)	(0.23)
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	-		-	(0.07)
Total dividends and distributions	(0.19)		(0.39)	(0.39)	(0.32)		(0.22)	(0.30)
Net asset value, end of period	$8.82		$8.68	$8.76	$8.62		$9.21	$10.53
Total Return(c) :	3.87%		3.61%	6.18%	(2.78)%		(10.53)%	0.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,128,867		$960,092	$399,522	$363,763		$291,666	$276,537
Average net assets (000)	$1,035,092		$502,687	$392,772	$311,324		$279,332	$285,073
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.33	%(e)	0.33%	0.33%	0.33%		0.33%	0.33%
Expenses before waivers and/or expense reimbursement	0.41	%(e)	0.45%	0.45%	0.47%		0.47%	0.46%
Net investment income (loss)	4.27	%(e)	4.29%	4.22%	3.40%		1.99%	1.76%
Portfolio turnover rate(f)(g)	51%		121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended
	January 31,		Year Ended July 31,

	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.69		$8.76	$8.62	$9.21		$10.53	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.38	0.36	0.30		0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		(0.06)	0.17	(0.57)		(1.30)	(0.15)
Total from investment operations	0.32		0.32	0.53	(0.27)		(1.10)	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.39)	(0.32)		(0.22)	(0.23)
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	-		-	(0.07)
Total dividends and distributions	(0.19)		(0.39)	(0.39)	(0.32)		(0.22)	(0.30)
Net asset value, end of period	$8.82		$8.69	$8.76	$8.62		$9.21	$10.53
Total Return(c):	3.75%		3.74%	6.20%	(2.77)%		(10.52)%	0.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,117,027		$1,119,176	$1,390,798	$1,063,282		$1,024,671	$944,968
Average net assets (000)	$1,121,468		$1,467,995	$1,141,091	$1,000,004		$1,045,549	$836,649
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.32%		0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.35%	0.36%	0.35%		0.35%	0.36%
Net investment income (loss)	4.29	%(e)	4.31%	4.23%	3.40%		1.98%	1.76%
Portfolio turnover rate(f)(g)	51%		121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 49

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Core Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

PGIM Core Bond Fund 51

Notes to Financial Statements (unaudited) (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

PGIM Core Bond Fund 53

Notes to Financial Statements (unaudited) (continued)

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

PGIM Core Bond Fund 55

Notes to Financial Statements (unaudited) (continued)

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.32% of average daily net assets up to $10 billion;	0.32%

0.31% of average daily net assets over $10 billion.

The Manager has contractually agreed, through November 30, 2026, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.70%

C	1.45

R	0.95

Z	0.33

R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2026 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

Class	Gross Distribution Fee	Net Distribution Fee

C	1.00%	1.00%

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended January 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$88,069	$6,199

C	—	392

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$1,112,789,108	$1,068,842,837

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$106,503,268	$14,876,033	$—	$203,559	$—	$121,582,860	2,359,000	$2,940,325	$—

PGIM Corporate Bond 0-5 Year ETF

—	28,971,079	—	103,681	—	29,074,760	575,000	311,327	12,046

PGIM Core Bond Fund 57

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Corporate Bond 5-10 Year ETF

$—	$22,944,412	$—	$(76,537)	$—	$22,867,875	450,000	$160,929		$24,400

$106,503,268	$66,791,524	$—	$230,703	$—	$173,525,495		$3,412,581		$36,446

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)

10,616,464	446,372,268	430,189,049	—	—	26,799,683	26,799,683	662,327		—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wa)

38,371,094	163,253,239	145,040,293	2,026	(470)	56,585,596	56,619,567	33,932	(1)	—

$48,987,558	$609,625,507	$575,229,342	$2,026	$(470)	$83,385,279		$696,259		$—

$155,490,826	$676,417,031	$575,229,342	$232,729	$(470)	$256,910,774		$4,108,840		$36,446

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,582,635,879	$26,280,178	$(78,924,851)	$(52,644,673)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$155,300,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	1,334	48.6%
Z	32,608	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	84.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2026:
Shares sold	3,083,497	$27,223,082
Shares issued in reinvestment of dividends and distributions	407,460	3,595,183
Shares purchased	(2,101,621)	(18,547,235)
Net increase (decrease) in shares outstanding before conversion	1,389,336	12,271,030
Shares issued upon conversion from other share class(es)	121,560	1,073,860
Shares purchased upon conversion into other share class(es)	(223,049)	(1,968,377)
Net increase (decrease) in shares outstanding	1,287,847	$11,376,513

Year ended July 31, 2025:
Shares sold	5,733,344	$50,152,319
Shares issued in reinvestment of dividends and distributions	808,391	7,047,619
Shares purchased	(5,344,818)	(46,442,887)
Net increase (decrease) in shares outstanding before conversion	1,196,917	10,757,051
Shares issued upon conversion from other share class(es)	178,758	1,559,858
Shares purchased upon conversion into other share class(es)	(338,311)	(2,938,454)
Net increase (decrease) in shares outstanding	1,037,364	$9,378,455

Class C
Six months ended January 31, 2026:
Shares sold	70,742	$624,724
Shares issued in reinvestment of dividends and distributions	9,827	86,731
Shares purchased	(53,656)	(473,186)
Net increase (decrease) in shares outstanding before conversion	26,913	238,269
Shares purchased upon conversion into other share class(es)	(36,673)	(323,428)
Net increase (decrease) in shares outstanding	(9,760)	$(85,159)

Year ended July 31, 2025:
Shares sold	194,695	$1,702,049
Shares issued in reinvestment of dividends and distributions	21,531	187,801
Shares purchased	(192,682)	(1,678,692)
Net increase (decrease) in shares outstanding before conversion	23,544	211,158
Shares purchased upon conversion into other share class(es)	(61,247)	(534,897)
Net increase (decrease) in shares outstanding	(37,703)	$(323,739)

Class R
Six months ended January 31, 2026:
Shares sold	36	$320
Shares issued in reinvestment of dividends and distributions	51	448
Shares purchased	(1)	(12)
Net increase (decrease) in shares outstanding	86	$756

PGIM Core Bond Fund 59

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2025:
Shares sold	163	$1,416
Shares issued in reinvestment of dividends and distributions	96	833
Shares purchased	(2)	(21)
Net increase (decrease) in shares outstanding	257	$2,228

Class Z
Six months ended January 31, 2026:
Shares sold	24,312,828	$214,860,276
Shares issued in reinvestment of dividends and distributions	2,573,888	22,710,724
Shares purchased	(9,463,066)	(83,462,528)
Net increase (decrease) in shares outstanding before conversion	17,423,650	154,108,472
Shares issued upon conversion from other share class(es)	154,710	1,366,012
Shares purchased upon conversion into other share class(es)	(118,792)	(1,049,592)
Net increase (decrease) in shares outstanding	17,459,568	$154,424,892

Year ended July 31, 2025:
Shares sold	42,365,016	$368,897,545
Shares issued in reinvestment of dividends and distributions	2,573,547	22,423,170
Shares purchased	(27,555,910)	(239,088,745)
Net increase (decrease) in shares outstanding before conversion	17,382,653	152,231,970
Shares issued upon conversion from other share class(es)	47,861,983	413,085,001
Shares purchased upon conversion into other share class(es)	(264,656)	(2,338,172)
Net increase (decrease) in shares outstanding	64,979,980	$562,978,799

Class R6
Six months ended January 31, 2026:
Shares sold	14,121,314	$124,665,792
Shares issued in reinvestment of dividends and distributions	2,747,661	24,250,858
Shares purchased	(19,178,443)	(169,901,022)
Net increase (decrease) in shares outstanding before conversion	(2,309,468)	(20,984,372)
Shares issued upon conversion from other share class(es)	169,781	1,499,055
Shares purchased upon conversion into other share class(es)	(67,599)	(597,530)
Net increase (decrease) in shares outstanding	(2,207,286)	$(20,082,847)

Year ended July 31, 2025:
Shares sold	43,527,862	$380,705,965
Shares issued in reinvestment of dividends and distributions	7,383,097	64,375,125
Shares purchased	(33,569,571)	(291,219,270)
Net increase (decrease) in shares outstanding before conversion	17,341,388	153,861,820
Shares issued upon conversion from other share class(es)	395,512	3,471,285
Shares purchased upon conversion into other share class(es)	(47,672,276)	(412,304,621)
Net increase (decrease) in shares outstanding	(29,935,376)	$(254,971,516)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 – 9/24/2026	9/27/2024 – 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2026.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to

PGIM Core Bond Fund 61

Notes to Financial Statements (unaudited) (continued)

curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

PGIM Core Bond Fund 63

Notes to Financial Statements (unaudited) (continued)

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2026